As filed with the Securities and Exchange Commission on December 26, 2002.

                                                    COMMISSION FILE NO. 33-48922
                                                    COMMISSION FILE NO. 811-6720

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Post-Effective Amendment No. 24

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.  24

                MEEDER ADVISOR FUNDS (FORMERLY THE FLEX-PARTNERS)
               (Exact Name of Registrant as Specified in Charter)

             P.O. BOX 7177, 6000 MEMORIAL DRIVE, DUBLIN, OHIO 43017
                (Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (614)766-7000

         WESLEY F. HOAG, VICE PRESIDENT - MEEDER ASSET MANAGEMENT, INC.
             P.O. BOX 7177, 6000 MEMORIAL DRIVE, DUBLIN, OHIO 43017
                     (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
     It is proposed that this filing will become effective
                     (check appropriate box).

/ ___ /   immediately upon filing pursuant to paragraph (b) of Rule 485
/ ___ /   on (date) pursuant to paragraph (b) of Rule 485.
/ ___ /   60 days after filing pursuant to paragraph (a)(1).
/ ___ /   on (date) pursuant to paragraph (a)(1).
/ XXX /   75 days after filing pursuant to paragraph (a)(2).
/ ___ /   on (date) pursuant to paragraph (a)(2) on Rule 485.

If appropriate, check the following box:

/ ___ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              MEEDER ADVISOR FUNDS

PROSPECTUS                              OPPORTUNITY FUND
_______________, 2002
                                        CAPITAL FUND

     The Opportunity Fund and The Capital fund are series of the Meeder Advisor Funds.

     This Prospectus gives you important information about the Funds that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                              Meeder Advisor Funds
                               6000 Memorial Drive
                                Dublin, OH 43017
                         1-800-494-3539 or 614-766-7074
                                Fax: 614-766-6669

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
FUND OVERVIEW
A look at investment goals,             Opportunity Fund                   _____
strategies, risks, performance          Capital Fund                       _____
and expenses

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST
Information on who may want to invest
and who may not want to invest                                             _____

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FUNDS

More information about the Funds        Who Manages the Funds?             _____
you should know before investing        How is the Trust Organized?        _____
                                        How Does Taxation Affect the
                                        Funds and Their Shareholders?      _____


--------------------------------------------------------------------------------
SHAREHOLDER MANUAL

Information about account               How to Buy Shares                  _____
transactions and services               Distribution Fees                  _____
                                        How to Make Withdrawals
                                          (Redemptions)                    _____
                                        Transaction Policies               _____
                                        Other Shareholder Services         _____


--------------------------------------------------------------------------------
MORE ABOUT RISK
                                        Investment Practices, Securities
                                          and Related Risks                _____
                                        Glossary of Risks                  _____

--------------------------------------------------------------------------------
FOR MORE INFORMATION

Where to learn more about the Funds     Back Cover

                                OPPORTUNITY FUND

INVESTMENT GOAL

The Fund seeks short and long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

The Fund invests primarily in common stocks. The Fund's subadviser uses an investment style in which stock selection is driven primarily by the merits of the company itself. The subadviser selects stocks based on a concept of fundamental value, where stocks appear inexpensive relative to anticipated profit and revenue growth.

Under normal market conditions, the Fund invests primarily in common stocks of companies with medium ("mid-cap companies") to large market capitalizations that the Fund's adviser believes offer superior value. The Fund's subadviser defines mid-cap companies as companies with a market cap between $3 billion and $5 billion and defines large cap companies as those with a market cap greater than $5 billion.

In selecting equity securities for the Fund's portfolio, the subadviser uses a "value" philosophy. In managing the Fund, the subadviser invests based on a concept of fundamental value, seeking to identify companies whose shares appear inexpensive relative to anticipated profit and dividend growth. The primary emphasis is placed on companies expected to experience a significant acceleration in earnings over the next three to five years. The prices of these stocks typically do not fully reflect such improvement. Often such a stock is "out of favor" and priced low relative to the company's earnings, cash flow and book value. A second source of "value" stocks is provided by companies expected to sustain their historic rate of growth but which are selling at a low price to earnings ratio in relation to this anticipated growth.

The Fund's investment goal and strategies are not fundamental and may be changed without shareholder approval.

For more information, see "More Information About the Funds."

MAIN RISKS

The main risks of investing in the Opportunity Fund include:

INVESTMENT IN STOCKS. While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets as a whole.

COMPANY-SPECIFIC CHANGES. An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Fund takes part in the success or failure of any company in which it holds stock. The market value of common stocks can fluctuate dramatically in response to such things as the business performance of the company, investors perceptions of the company, the overall stock market, and general economic and political developments. For example, you may lose money if investors continue to disfavor stocks purchased by the Fund, causing their prices to remain depressed.

INVESTMENT IN VALUE STOCKS. The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not increase to what the adviser believes is its full value. It may even decrease in value. If the subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect, the stock's price may decrease in value.

LARGE CAP COMPANIES. In the long run, large company stocks may produce more modest gains than stocks of smaller companies. Large companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

MID-CAP COMPANIES. The Fund may invest in securities of companies with mid-sized market capitalizations in addition to companies with large market capitalizations. Investments in companies with mid-sized market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since mid-cap companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Mid-cap companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies.

SHORT-TERM TRADING. The Fund may sell a security soon after purchase. The Fund may engage in short-term trading. If the Fund engages in short-term trading, the Fund will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from the Fund, you will be taxed at ordinary tax rates.

As with any non-money market mutual fund, the Opportunity Fund's share price will change daily because of changes in stock prices and other factors. You may lose money if you invest in the Fund. Please read "More About Risk" carefully before investing.

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on
     Purchases (as a percentage of offering price)          5.75%1
Maximum Deferred Sales Charge (Load) (as a
     percentage of offering price or redemption
     proceeds, as applicable)                               None2
Exchange fee                                                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             1.00%
Distribution and Service (12b-1) Fees3                      0.00%
Other Expenses4                                             0.75%
                                                            -----
Total Annual Fund Operating Expenses                        1.75%
                                                            -----
Expense Reimbursement5                                     (0.75)%
                                                            -----
Net Annual Fund Operating Expenses                          1.00%

1 The sales charge applied to purchases of shares of the Fund declines as the amount invested increases. See "How to Buy Shares."

2 A contingent deferred sales charge of 1% applies on certain redemptions made within twenty-four months following any purchases you made without a sales charge. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

3 "Distribution and Service (12b-1) Fees" are based upon estimated expenses for the Fund's current fiscal year and upon the Distributor's agreement that no distribution and service (12b-1) fees will be paid by the Fund while it has a single shareholder. However, the Fund may incur up to 0.50% in distribution and service (12b-1) fees when the Fund has more than a single shareholder. The Fund's shareholders will be notified when the Fund begins to charge distribution and service (12b-1) fees.

4 "Other Expenses" are based upon estimated amounts for the current fiscal year.

5 The Investment Adviser has contractually agreed to reimburse other expenses, during the period of time when the Fund has a single shareholder, to the extent necessary to maintain net fund operating expenses as indicated.

EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Fund
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same Fund operating expenses shown above,

your cost of investing in the Fund would be:

                    1 Year           3 Years
                    ------           -------

                    $671             $875

You would pay the following expenses if you did not redeem your shares:

                    1 Year           3 Years
                    ------           -------

                    $671             $875

Of course, your actual costs may be higher or lower.

                                  CAPITAL FUND

INVESTMENT GOAL

The Fund seeks short and long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and securities convertible into common stocks. The Fund selects stocks based upon their growth potential. The Fund's subadviser uses an investment style in which stock selection is driven primarily by the merits of the company itself.

Under normal market conditions, the Fund invests primarily in common stocks of companies with large market capitalizations that the Fund's subadviser believes have superior growth potential. The Fund's subadviser defines large cap companies as companies with a market cap greater than $5 billion. The Fund's investments may include securities traded in the over-the-counter markets.

In selecting equity securities for the Fund's portfolio, the subadviser uses a "growth" philosophy. In managing the Fund, the subadviser invests based on a concept of growth potential, seeking to identify companies whose earnings and revenue growth potential exceed industry averages. In addition to superior earnings growth potential, the subadviser seeks companies which it believes to be well managed with above average returns on equity and invested capital, healthy balance sheets and the potential to gain market share. Companies of this nature typically have above average growth potential and a correspondingly higher than average valuation level as measured by price to earnings, price to cash flow and price to book value ratios. Depending upon the market capitalization goals of a growth portfolio, the manager will select stocks of small, mid or large capitalization companies or a combination of all three.

The Fund's investment goal and strategies are not fundamental and may be changed without shareholder approval.

For more information, see "More Information About the Funds."

MAIN RISKS

The main risks of investing in the Capital Fund include:

INVESTMENT IN STOCKS. While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets as a whole.

COMPANY-SPECIFIC CHANGES. An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund takes part in the success or failure of any company in which it holds stock. The market value of common stocks can fluctuate dramatically in response to such things as the business performance of the company, investors perceptions of the company, the overall stock market, and general economic and political developments. For example, you may lose money if investors continue to disfavor stocks purchased by the fund, causing their prices to remain depressed.

INVESTMENT IN GROWTH STOCKS. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Currently, growth stocks are more expensive relative to their earnings or assets compared to value or other stocks, and if those valuations return to more historical norms, the prices of such growth stocks may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

LARGE CAP COMPANIES. In the long run, large company stocks may produce more modest gains than stocks of smaller companies.

SHORT-TERM TRADING. The Fund may sell a security soon after purchase. The Fund may engage in short-term trading. If the Fund engages in short-term trading, the Fund will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from the Fund, you will be taxed at ordinary tax rates.

As with any non-money market mutual fund, Capital Fund's share price will change daily because of changes in stock prices and other factors. You may lose money if you invest in the Fund. Please read "More About Risk" carefully before investing.

TECHNOLOGY COMPANIES. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

PERFORMANCE

Performance history will be available for the Fund after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on
     Purchases (as a percentage of offering price)          5.75%1
Maximum Deferred Sales Charge (Load) (as a
     percentage of offering price or redemption
     proceeds, as applicable)                               None2
Exchange fee                                                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             1.00%
Distribution and Service (12b-1) Fees3                      0.00%
Other Expenses4                                             0.75%
                                                            -----
Total Annual Fund Operating Expenses                        1.75%
                                                            -----
Expense Reimbursement5                                     (0.75)%
                                                            -----
Net Annual Fund Operating Expenses                          1.00%
                                                            -----

1 The sales charge applied to purchases of the Fund declines as the amount invested increases. See "How to Buy Shares."

2 A contingent deferred sales charge of 1% applies on certain redemptions made within twenty-four months following any purchases you made without a sales charge. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

3 "Distribution and Service (12b-1) Fees" are based upon estimated expenses for the Fund's current fiscal year and upon the Distributor's agreement that no distribution and service (12b-1) fees will be paid by the Fund while it has a single shareholder. However, the Fund may incur up to 0.50% in distribution and service (12b-1) fees when the Fund has more than a single shareholder. The Fund's shareholders will be notified when the Fund begins to charge distribution and service (12b-1) fees.

4 "Other Expenses" are based upon estimated amounts for the current fiscal year.

5 The Investment Adviser has contractually agreed to reimburse other expenses, during the period of time when the Fund has a single shareholder, to the extent necessary to maintain net fund operating expenses as indicated.

EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Fund
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same Fund operating expenses shown above,

your cost of investing in the Fund would be:

                    1 Year           3 Years
                    ------           -------

                    $671             $875

You would pay the following expenses if you did not redeem your shares:

                    1 Year           3 Years
                    ------           -------

                    $671             $875

Of course, your actual costs may be higher or lower.

                             WHO MAY WANT TO INVEST

OPPORTUNITY FUND

     The Fund may be appropriate for you, if you:

          o are seeking to participate in the long-term growth potential of the stock market through an opportunistic approach to investing

          o    are  willing  to  accept  higher   short-term   risk  along  with
               potentially higher long-term returns

          o are willing to accept the risks of investing in the stock market, including the risks of investing in stocks that may be price depressed, undervalued or out of favor

          o    are seeking to diversify your growth-equity investments

     The Fund may not be appropriate for you, if you:

          o are unwilling to accept an investment that will go up and down in value

          o    are investing to meet short-term financial goals

          o    need regular income

CAPITAL FUND

     The Fund may be appropriate for you, if you:

          o    are seeking long-term growth

          o are seeking a fund for the growth portion of an asset allocation portfolio

          o    are seeking to diversify your portfolio

          o    are  willing  to  accept  higher   short-term   risk  along  with
               potentially higher long-term returns

     The Fund may not be appropriate for you, if you:

          o are unwilling to accept an investment that will go up and down in value

          o    are investing to meet short-term financial goals

          o    need regular income

                        MORE INFORMATION ABOUT THE FUNDS


ADDITIONAL INVESTMENT STRATEGIES

Each Fund invests primarily in common stocks. Each Fund also may invest in other equity securities, including preferred stocks and securities convertible into common stocks. Each Fund's investments may include securities of foreign governments and companies.

To reduce fluctuations in net asset value or to increase current income, each Fund may write covered call or secured put options on stocks or stock indices, purchase put and call options on stocks or stock indices, and enter into stock index futures contracts and forward currency exchange contracts.

In an attempt to respond to adverse market, economic, political or other conditions, each Fund may invest, for temporary defensive purposes, without limit in high grade preferred stocks, bonds, other fixed income securities, short-term money market instruments, commercial paper, obligations of banks or the U.S. Government, other high quality short-term debt instruments, or cash. Being invested in these securities may keep a Fund from participating in a market upswing and prevent the Fund from achieving its investment objectives.

Although neither Fund invests substantially all of its assets in a separate corresponding portfolio (commonly called a "master" or "hub" portfolio) having the same investment objective as the Fund, each Fund's investment policies permit such an investment. Shareholders will receive 30 days prior written notice with respect to any such investment.

                             WHO MANAGES THE FUNDS?

THE BOARD. The board of trustees of the Meeder Advisor Funds oversees the management of the Funds and elects their officers. The officers are responsible for the Funds' day-to-day operations. Information concerning the trustees and officers of the Meeder Advisor Funds appears in the Statement of Additional Information.

MANAGERS. The Investment Adviser for the Funds is Meeder Asset Management, Inc. and the Subadviser is Norwich Union Investment Management Limited.

INVESTMENT ADVISER. Meeder Asset Management, Inc. ("Meeder"),  formerly known as
R. Meeder & Associates, Inc., serves as investment adviser to the Funds. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. As of September 30, 2001, Meeder and its affiliates managed approximately $1.6 billion in assets. Meeder maintains its principal offices at 6000 Memorial Drive, Dublin, OH 43017.

INVESTMENT SUBADVISER.
Norwich Union Investment Management Limited ("NUIM") is the investment subadviser to the Funds. NUIM is registered as an investment adviser under the Investment Advisers Act of 1940. NUIM is a wholly-owned subsidiary of CGNU plc, an international insurance and financial services organization that was formed as a result of the mergers of Commercial Union and General Accident in 1998 and Norwich Union in 2000. As of September 30, 2001, NUIM and its affiliated company, Morley Fund Management Limited ("MFM"), managed $147.5 billion in assets worldwide. NUIM is an investment adviser to mutual funds, public and corporate employee benefit plans, charities, insurance companies, banks, investment trusts and other institutions. MFM is regulated in the United Kingdom by the Financial Services Authority under the provisions of the Financial Services and Markets Act 2000. NUIM and MFM have their principal offices at No. 1 Poultry, London, England EC2R 8 EJ and have investment offices in Boston, Tokyo and Singapore. In addition it has group affiliate investment offices in Amsterdam, Paris, Boston, Toronto, Frankfurt, Madrid, Dublin, Warsaw and Melbourne.

Meeder continues to have responsibility for all investment advisory services provided to the Funds and supervises NUIM's performance of such services.

PORTFOLIO MANAGERS

The individuals primarily responsible for the management of each of the Funds are listed below:

THE OPPORTUNITY FUND. Mr. Nicholas M. de Peyster, a Portfolio Manager of the Subadviser, has been primarily responsible for the day-to-day management of the Fund since its inception in _______, 2002. Mr. de Peyster was a Co-Portfolio Manager of the Fortis Value Fund from January 1, 1996 through December 31, 1996 and was the sole Portfolio Manager of the Fortis Value Fund from January 1, 1997 through March 31, 2001.. The cumulative total return for the Fortis Value Fund from January 1, 1997 through March 31, 2001 was 68.62%. At March 31, 2001, that fund had $____ million in net assets. As sole Portfolio Manager of the Fortis Value Fund from January 1, 1997 through March 31, 2001, Mr. de Peyster had full discretionary authority over the selection of investments for that fund. Average annual returns for the one-year and three-year periods ended March 31, 2001 and for the entire period during which Mr. de Peyster was sole Portfolio Manager of that fund compared with the performance of the Standard & Poor's 500 Composite Stock Price Index were:

                                     The Fortis         S&P 500
                                     Value Fund1,2      Index3
                                     -----------        -------

     One Year                           9.73%           -21.68%
     Three Years                        6.86%             3.05%
     Since Inception of
     Mr. de Peyster's tenure
     as sole Portfolio Manager
     (01/01/97)                         13.08%           12.71%

1 Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

2 The expense ratio of the Fortis Value Fund was 1.59% for the period January 1, 1997 to December 31, 1997 ; 1.52% for the period January 1, 1998 to December 31, 1998; 1.48% for the period January 1, 1999 to December 31, 1999; and 1.42% for the period January 1, 2000 to December 31, 2000. The expense ratio of the Opportunity Fund is capped at 1.00% . The Investment Adviser has contractually agreed to reimburse other expenses, during the period of time when the Opportunity Fund has a single shareholder, to the extent necessary to maintain net fund operating expenses at 1.00%.

3 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

     Mr. de Peyster was Vice President of Fortis Advisers, Inc. from 1995 through March 31, 2001 and managed equity securities for Fortis from 1991 through March 31, 2001. Mr. de Peyster, a Chartered Financial Analyst, earned a BA degree with high honors from Princeton University and an MBA in Finance with distinction from New York University.

THE CAPITAL FUND. Mr. Charles L. Mehlhouse, a Portfolio Manager of the Subadviser, has been primarily responsible for the day-to-day management of the Fund since its inception in ___________, 2002. Mr. Mehlhouse was Portfolio Manager of the Fortis Capital Fund from May 15, 1996 through March 31,2001. The cumulative total return for the Fortis Capital Fund from May 15, 1996 through March 31, 2001 was 84.91%. At March 31, 2001, that fund had $445.6 million in net assets. As Portfolio Manager of the Fortis Capital Fund, Mr. Mehlhouse had full discretionary authority over the selection of investments for that fund. Average annual returns for the one-year and three-year periods ended March 31, 2001 and for the entire period during which Mr. Mehlhouse managed that fund compared with the performance of the Standard & Poor's 500 Composite Stock Price Index were:

                                       The Fortis        S&P 500
                                     Capital Fund1,2      Index3
                                     -------------        ------

     One Year                           -23.94%           -21.68%
     Three Years                          7.25%             3.05%
     Since Inception of
     Mr. Mehlhouse's tenure
     as Portfolio Manager
     (05/15/96)                          13.44%            13.70%

1 Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

2 The expense ratio of the Fortis Capital Fund was 1.21% for the period January 1, 1996 to December 31, 1996; 1.18% for the period January 1, 1997 to December 31, 1997; 1.13% for the period January 1, 1998 to December 31, 1998; 1.10% for the period January 1, 1999 to December 31, 1999; and 1.08% for the period January 1, 2000 to December 31, 2000. The expense ratio of the Capital Fund is capped at 1.00% . The Investment Adviser has contractually agreed to reimburse other expenses, during the period of time when the Capital Fund has a single shareholder, to the extent necessary to maintain net fund operating expenses at 1.00%.

3 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

     Mr. Mehlhouse was a Vice President of Fortis Advisers, Inc. and managed equity securities for Fortis from 1996 through March 31, 2001. From 1993 to January 1996, Mr. Mehlhouse was a portfolio manager for Marshall & Ilsley Bank Corporation in Milwaukee, Wisconsin. Mr. Mehlhouse, a Chartered Financial Analyst, earned a BA degree in Economics and International Relations from Maclaster College and a Master's Degree in Political Science from Michigan State University.

DISTRIBUTOR. Adviser Dealer Services, Inc. ("ADS"), 6000 Memorial Drive, Dublin, Ohio 43017, an affiliate of Meeder, serves as the distributor of the shares of the Funds.

                           HOW IS THE TRUST ORGANIZED?

     Each Fund is an open-end management investment company that is a series of the Meeder Advisor Funds trust (the "Trust").

     The board of trustees of the Trust oversees the Funds' activities. The board retains various companies to carry out the Funds' operations, including the investment adviser, custodian, transfer agent, auditor and others. The board has the right to terminate the Funds' relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

         The Trust does not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees").

PORTFOLIO TRADES

     In placing portfolio trades, the Funds' advisers may use brokerage firms that market the Funds' shares, but only when the advisers believe no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price. As long as the advisers believe a brokerage firm can provide this combination, they may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by a Fund to reduce its expenses.

DIVERSIFICATION

     Each of the Funds is diversified, which means each Fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one issuer.

           HOW DOES TAXATION AFFECT THE FUNDS AND THEIR SHAREHOLDERS?

HOW DO THE FUNDS EARN INCOME AND GAINS?

     The Funds may earn dividends and interest on their investments. When a Fund sells a security for a price that is higher than it paid, it has a gain. When a Fund sells a security for a price that is lower than it paid, it has a loss. If a Fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If a Fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Fund's gains and losses are netted together, and, if a Fund has a net gain (a Fund's "gains"), that gain will generally be distributed to you.

TAXATION OF THE FUND'S INVESTMENTS

     The Funds invest your money in the securities that are described in the sections "Main Investment Strategies" and "How Do the Funds Pursue Their Investment Goals?" Special tax rules may apply in determining the income and gains that a Fund earns on its investments. These rules may, in turn, affect the amount of distributions that the Funds pay to you. These special tax rules are discussed in the SAI.

     TAXATION OF A FUND. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains that it distributes to you.

     FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the Funds' investments in foreign securities. These taxes will reduce the amount of the Funds' distributions to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of the Funds' income and gains on their Funds, investments in stocks and other securities. The Funds' income and short-term capital gains are paid to you as ordinary dividends. The Funds' long-term capital gains are paid to you as capital gain distributions. If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the Funds' distributions to you. In general, any dividends and net short-term capital gain distributions you receive from the Funds are taxable as ordinary income. Distribution of other capital gains generally are taxable as long-term capital gains. Each of the Funds pays dividends from its net investment income on at least an annual basis. Each Fund distributes capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from a Fund, whether you receive them in cash or in additional shares, are generally subject to income tax. A Fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Funds in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the Funds.

     BUYING A DIVIDEND. Purchasing Fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund shares. The risk in buying a dividend is that the portfolios may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

REDEMPTIONS AND EXCHANGES

WHAT IS A REDEMPTION?

     A redemption is a sale by you to a Fund of some or all of your shares in the Fund. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in a Fund for shares of another Meeder Advisor Funds' Fund is treated as a redemption of Fund shares and then a purchase of shares of the other Meeder Advisor Funds' Fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

     If you redeem your shares or if you exchange your shares in a Fund for shares in another Meeder Advisor Funds' Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the Fund within 30 days before or after your redemption or exchange.

     IN KIND DISTRIBUTIONS. The Meeder Advisor Funds has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion of a Meeder Advisor Funds' Fund, Meeder or the Subadviser, payment in cash would be harmful to existing shareholders. In the event the Fund makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

     BACKUP WITHHOLDING. By law, the Funds must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 31% of your distributions if you are otherwise subject to backup withholding.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

MINIMUM INVESTMENT -- The minimum investment to open an account in each Fund is $2,500, except for an Individual Retirement Account (IRA), which has a $500 minimum. You may make subsequent investments in any account in amounts of at least $100.

OPENING AN ACCOUNT -- You may open an account and make an investment by purchasing shares through brokerage firms having sales agreements with the Distributor. You may also purchase shares directly from Meeder Advisor Funds by submitting a check. In the case of a new account, fill out the New Account Application accompanying this Prospectus. Be sure to specify the name of the Fund in which you are investing. A check payable to each Fund you specify must accompany your New Account Application. You may make payments by check or Federal Reserve Draft payable to the particular Fund(s) specified on the application (Opportunity Fund, and Capital Fund). Please send your completed application and payment to the following address: MEEDER ADVISOR FUNDS, C/O MUTUAL FUNDS SERVICE CO., P. O. BOX 7177, DUBLIN, OHIO 43017.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred in the transaction. All orders for the purchase of shares are subject to acceptance or rejection by each Fund or by the Distributor. Direct purchase orders received by Mutual Funds Service Company (the "Transfer Agent"), the Funds' transfer agent, by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct purchase orders received by the Transfer Agent after 4:00 p.m. and orders received by brokerage firms after 5:00 p.m. are confirmed at the public offering price on the following business day.

     Wire orders for shares of the Funds received by dealers prior to 4:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with the Transfer Agent before 5:00 p.m., Eastern time, and to forward payment to Firstar Bank, N.A., the Custodian for the Funds.

     If the wire order is for a new account, or to open an account in a different Fund, you must telephone the Fund prior to making your initial investment. Call 1-800-494-FLEX, or (614) 766-7074. Be sure to specify the name of the Fund in which you wish to invest. Advise the Fund of the amount you wish to invest and obtain an account number and instructions. Money sent by a single wire can only be invested in one Fund. Have your bank wire federal Funds to:

Firstar Bank, N.A. Cinti/Trust
------------------------------
     ABA #: 042-00001-3
Attention: Meeder Advisor Funds
-------------------------------
     (and Name of Fund - see below)
     Credit Account Number (account
         number for Fund as follows):

         OPPORTUNITY FUND--
                  Account Number __________
         CAPITAL FUND--
                  Account Number __________

     ACCOUNT NAME (your name)
     YOUR MEEDER ADVISOR FUNDS ACCOUNT NUMBER

     No stock certificates will be issued. Instead, the Transfer Agent will establish an account for each investor, and all shares purchased or received, including those acquired through the reinvestment of dividends and distributions, are registered on the books of each Fund and credited to such account.

     Each Fund will not permit redemptions until it receives the New Account Application in good order.

     SUBSEQUENT INVESTMENTS - You may make subsequent investments in an existing account in a Fund by mailing a check payable to the Fund you specify. Please include your account number on the check and mail as follows:

                  MEEDER ADVISOR FUNDS
                  C/O MUTUAL FUNDS SERVICE CO.
                  P. O. BOX 7177
                  DUBLIN, OHIO  43017

     You may also make subsequent investments by bank wire as described above. You must notify the Fund prior to each wire purchase. Wires sent without notifying the Fund will result in a delay of the effective date of your purchase.

     Fund shares are sold at net asset value plus the applicable sales charge as shown in the table below. Shares of the Funds also bear a Rule 12b-1 fee of 0.25% per year (paid to the Distributor, Adviser Dealer Services, Inc.) of their average net asset value. In addition, shares bear an asset based service fee of 0.25% per year. The sales charge on shares is allocated between your brokerage firm and Adviser Dealer Services, Inc. as shown below:

                        THE SALES CHARGE     WHICH EQUALS     YOUR DEALER
WHEN YOU INVEST         MAKES UP THIS % OF   THIS % OF YOUR   RECEIVES THIS % OF
THIS AMOUNT             THE OFFERING PRICE   INVESTMENT       THE OFFERING PRICE
--------------------------------------------------------------------------------
Up to $50,000           5.75%                6.10%            5.25%
$50,001 to $100,000     5.00%                5.26%            4.50%
$100,001 to $249,999    3.75%                3.90%            3.25%
$250,000 to $499,999    2.50%                2.56%            2.00%
$500,000 to $999,999    2.00%                2.04%            1.60%
$1,000,000 or more      none*                none*            none*

* Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of Fund shares purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less.

QUANTITY DISCOUNTS

     CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in the Funds with Class A shares of other Meeder Advisor Funds for purposes of calculating the sales charge. Therefore, the quantity discounts shown in the table above will apply if the dollar amount of your purchase, plus the net asset value of other shares of the Funds you already own and Class A shares of other Meeder Advisor Funds, is more than $50,000. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate value of such shares then owned, plus the amount of the purchase.

     To receive the cumulative quantity discount, either you or your brokerage firm must request the discount at the time of placing your purchase order. In addition, you must give the Transfer Agent sufficient information to determine and confirm that your purchase will qualify for the discount. The cumulative quantity discount may be amended or terminated at any time as to all purchases occurring thereafter.

     LETTER OF INTENTION (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. To take advantage of this discount, simply sign and complete the LOI on the New Account Application, indicating the amount you wish to invest. The LOI may include purchases made within 90 days prior to the signing of the LOI. The LOI will not be a binding obligation on either the purchaser or the Fund.

     Purchases made under the LOI receive the sales charge applicable to the aggregate amount you have indicated in the LOI, as if all shares were purchased in a single transaction. During the period covered by the LOI, the Transfer Agent will escrow shares representing 5% of your intended purchase. If you do not purchase the amount stated in your LOI, your sales charge will be adjusted to reflect the actual amount you invested during the period covered by your LOI, and any additional sales charge will be recovered from your escrowed shares.

     Your LOI can be amended: (a) during the 13-month period, if you file an amended LOI with the same expiration date as the original, and (b) automatically after the end of the period, if the total purchases credited to your LOI qualify for an additional reduction in sales charge.

     SALES CHARGE WAIVERS: The Manager, Subadviser or Distributor, and the directors, trustees, officers and full-time employees of the Funds, the Meeder Advisor Funds trust, the Manager, the Subadviser or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities, may purchase shares of the Funds at net asset value.

     Shares of the Funds may be sold at net asset value without an initial sales charge to:

     o clients of the Manager, the Subadviser, registered investment advisers, broker-dealers and financial planners, who are purchasing on behalf of their clients or on behalf of clients in wrap accounts, by making arrangements to do so with the Trust and the Transfer Agent

     o participants in certain retirement and deferred compensation plans, including qualified or non-qualified plans under the Internal Revenue Code and certain affinity group and group savings plans, provided that such plans have at least 100 eligible employees or members and

     o broker-dealers who have a sales agreement with the Distributor and by their registered personnel and employees, including members of the immediate families of such registered personnel and employees (i.e., spouse and minor children only).

     Shares of the Funds may be purchased at net asset value by banks, bank trust departments, savings and loan associations, federal and state credit unions, trust companies, investment advisers and broker-dealers, either in their fiduciary capacities or for their own accounts. These institutions may charge fees to clients for whose accounts they purchase shares at net asset value.

     No sales charge will be charged on accounts that are opened for you by your brokerage firm where the amount invested represents redemption proceeds from funds distributed other than by the Funds' distributor, and where you have paid a sales charge in connection with the purchase of such other fund's shares; provided that (i) shares of a Fund are purchased within 60 days after redemption of such other fund's shares; and (ii) sufficient documentation of such redemption as the Transfer Agent may require shall be provided at the time Fund shares are purchased. Also, if you have redeemed shares of a Fund, you may reinvest the proceeds in any other Meeder Advisor Funds' fund at net asset value if such proceeds are reinvested within 60 days after the date of redemption.

                                DISTRIBUTION FEES

     Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. Each of the Value and Capital Funds has adopted a 12b-1 plan. Under each Fund's plan, the Fund pays the distributor an annual 12b-1 fee of 0.25% of net assets.

     Each of the Opportunity and Capital Funds has adopted a service plan. Under each Fund's plan, the Fund pays the distributor an annual service fee of 0.25% of net assets.

     Distribution fees are used primarily to offset initial and ongoing commissions paid to brokerage firms for selling shares of the Funds. The distributor may use distribution fees that are not allocated to brokerage firms to reduce its own sales and marketing expenses. Service fees are used primarily to reimburse brokerage firms for providing personal services to Fund shareholders and maintaining shareholder accounts. Brokerage firms that have sold shares are eligible for reimbursement at the time of sale. The distributor may use service fees that are not allocated to brokerage firms to reduce its own expenses for providing personal services and maintaining shareholder accounts.

     Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

     You may redeem shares and withdraw funds at net asset value per share less any applicable CDSC. There are no redemption fees. (See "Valuation of Shares.")

     BY MAIL -- You may redeem shares by mailing a written request to Meeder Advisor Funds, c/o Mutual Funds Service Co., P. O. Box 7177, Dublin, OH 43017. Certain requests by mail must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o    Your account registration has changed within the last 30 days;

o The check is being mailed to a different address than the one on your account (record address);

o    The check is being made payable to someone other than the account owner; or

o The redemption proceeds are being transferred to a Fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

     We may require further documentation if you are requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY BANK WIRE -- You may redeem by telephone by placing a wire redemption through a securities dealer. Wire redemption requests received by dealers prior to 4:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's net asset value per share. Direct wire redemption requests must be received by 4:00 p.m. to be confirmed at that day's net asset value.

     WHEN REDEMPTIONS ARE EFFECTIVE -- Redemptions are made at the net asset value per share less, any applicable CDSC, next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

     WHEN PAYMENTS ARE MADE -- Shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of the redemption request in the form described above, less, any applicable CDSC. Payment is normally made within seven days after the redemption request.

                               EXCHANGE PRIVILEGE

     An exchange represents the sale of shares of one Fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

     Your exchange will be processed at the net asset value (less any CDSC that applies) next determined after the Transfer Agent receives your exchange request. You will receive a prospectus along with your confirmation if you exchange into a Fund not offered in this Prospectus. The exchange feature may be modified or discontinued at any time, upon notice to you in accordance with federal securities rules.

     Your exchange may be processed only if the shares of the Fund to be purchased are eligible for sale in your state and if the amount of your purchase meets the minimum requirements for that Fund. The exchange privilege is only available in states in which it may be legally offered.

     EXCHANGES FOR CLASS A SHARES: You may exchange your shares for Class A shares of any other Meeder Advisor Funds fund, and for shares of The Flex-funds Money Market Fund, a single-class money market Fund managed by the Manager.

     Each Fund may refuse exchange purchases by anyone, if in the manager or subadviser's judgment, the Fund would be unable to invest effectively in accordance with its investment goals and strategies, or would otherwise be affected in a negative way.

IF YOU HAVE ANY QUESTIONS ON EXCHANGE OR REDEMPTION PROCEDURES, CALL YOUR BROKERAGE FIRM OR THE TRANSFER AGENT.

                              TRANSACTION POLICIES

     VALUATION OF SHARES. The net asset value per share (NAV) for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the Fund's net assets by the number of its shares outstanding.

     The assets of the Funds are generally valued on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the adviser under procedures adopted by the Board of Trustees. The short-term money market instruments held by the Funds are valued on the basis of amortized cost.

     EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

     At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

     SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.

                           OTHER SHAREHOLDER SERVICES

     AUTOMATIC ACCOUNT BUILDER: This program offers you a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. Under the program, regular investments in a Fund of $100 or more will be deducted from your checking or savings account and invested in shares of the Fund or Funds selected. Your bank must be a member of the Automated Clearing House (ACH). To sign up, complete the Automatic Account Builder section of your New Account Application. There is no additional charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM: This program allows you to automatically sell your shares and receive regular distributions of $100 or more from your account. You must either own or purchase shares having a value of at least $10,000 and advise the Trust in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. To sign up, complete the appropriate section of your New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted.

     RETIREMENT PLANS: The Trust offers retirement plans, which include a prototype Profit Sharing Plan, a Money Purchase Pension Plan, a Salary Savings Plan--401(k), Tax-Sheltered Custodial Account - 403(b)(7), an Individual Retirement Account (IRA), a Roth IRA, an Education IRA, a Simple IRA, and a Simplified Employee Pension (SEP) Plan. Plan Adoption Agreements and other information required to establish a Meeder Advisor Funds Retirement Plan are available from Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017; or call 1-800-494-3539.

     Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a reduced minimum purchase requirement. (See "How to Buy Shares.")

                              SHAREHOLDER ACCOUNTS

     Each Fund maintains an account for each shareholder in full and fractional shares. Each Fund may reject any purchase order and may waive minimum purchase requirements.

     CONFIRMATION   STATEMENT  --  All   purchases   and  sales,   and  dividend
reinvestments, are confirmed promptly after they become effective.

     ACCOUNTS WITH LOW BALANCES. Each Fund may redeem shares in your account for its then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions you have made. Each Fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in your account to $1,000 ($500 for an IRA).

                                 MORE ABOUT RISK

     A Fund's risk profile is largely defined by the Fund's principal securities and investment practices. You may find the most concise description of each Fund's risk profile under "MAIN RISKS" near the beginning of the Prospectus.

     The Funds are permitted to use - within limits  established by the trustees
- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The Funds follow certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES, SECURITIES AND RELATED RISKS

     Percentages below show allowable usage only; for actual usage, consult the Funds' annual/semi-annual reports.

     AMERICAN DEPOSITARY RECEIPT ("ADR") is a receipt for the shares of a foreign corporation held by a United States bank. Instead of a Fund buying shares of foreign companies in overseas markets, it may buy shares in the United States in the form of an ADR. The political, economic, legal and social structure affecting foreign companies underlying the ADR's may be less stable and more volatile than those in the United States. The risks of investing in foreign companies through ADR's includes the imposition of exchange controls, foreign ownership limitations, expropriation, nationalization of assets and punitive taxes. Market, information, currency and political risks.

     BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund. A Fund may borrow up to 33-1/3% of its assets. Leverage and credit risks.

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, liquidity and information risks.

     CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer. Market, interest rate, prepayment and credit risks.

     CURRENCY CONTRACTS involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Currency, leverage, credit, correlation, liquidity and opportunity risks.

     DEFENSIVE MEASURES may be taken when a Fund's subadviser believes they are warranted due to market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the portfolio's investment restrictions, policies or normal investment emphasis. As a result, the Fund could be unable to achieve its investment objective. Opportunity risk.

     FINANCIAL FUTURES AND RELATED OPTIONS are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date. Hedging, correlation, opportunity, leverage, interest rate, market and liquidity risks.

     FOREIGN SECURITIES are issued by companies located outside of the United States. A fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has its principal office in, a country other than the U.S. Market, currency, transaction, liquidity, information and political risks.

     DEVELOPING COUNTRIES: Investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.

     FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date. Currency, leverage, credit, correlation, liquidity and opportunity risks.

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities and may include options which are not issued by the Options Clearing Corporation or listed on a national securities exchange. A Fund may invest up to 15% of its assets in illiquid securities. Market, liquidity and transaction risks.

     INDEX-BASED  INVESTMENTS.  A Fund may  invest  in  index-based  investments
(IBIs), including exchange traded funds and Standard & Poor's Depositary Receipts (SPDRs). IBIs are shares of publicly traded unit investment trusts, investment companies and grantor trusts that own the stocks or ADR's in the relevant index. For example, SPDRs represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. IBIs, including iShares, Holding Company Depositary Receipts (HOLDRS), and SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange or other stock exchanges, make trading IBIs inadvisable. Opportunity, leverage, market and liquidity risks.

     INITIAL PUBLIC OFFERINGS. Although it is not a principal investment strategy of the Funds, the Funds may invest a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the subadviser might decide to sell an IPO security more quickly that it would otherwise, which may result in a significant gain or loss to the Fund.

     A portion of a Fund's returns may be attributable to its investment in IPO's, which have a magnified impact due to the Fund's small asset base. If the Fund's assets grow, it is probable that the effect of the Fund's investment in IPOs on its total returns will decline, which may reduce the Fund's total returns. Liquidity, market and transaction risks.

     INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Interest rate, prepayment, market and credit risks.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash. Hedging, correlation, opportunity, leverage, interest rate, market and liquidity risks.

     REPURCHASE AGREEMENTS means the purchase of a security that must later be sold back to the issuer at the same price plus interest. Credit risk.

     SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. Sector focus may increase both market and liquidity risk. Market and liquidity risks.

     SECURITIES   LENDING   means  the  lending  of   securities   to  financial
institutions, which provide cash or government securities as collateral. Credit risk.

     SHORT SALES means the selling of securities which have been borrowed on the expectation that the market price will drop and that the securities will be able to be bought back at a lower price at a later date. Leverage, market, correlation, liquidity and opportunity risks.

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In general, the smaller the company, the greater its risks. Market, liquidity and information risks.

     WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS involve the purchase and sale of securities for delivery at a future date, market value may change before delivery. Market, opportunity and leverage risks.

GLOSSARY OF RISKS

     CORRELATION RISK occurs when a Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY RISK happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when a portfolio's investments are converted to U.S. dollars.

     HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation Risk.")

     INFORMATION RISK means that information about a security or issuer may not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the account that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     TRANSACTION RISK means that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

     Information about the Funds (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the Funds, or make shareholder inquiries, please write, call or E-mail us at:

               Meeder Advisor Funds
               6000 Memorial Drive
               Dublin, OH 43017
               614-766-7074
               Toll free: 1-800-494-3539
               Fax: 614-766-6669

                                                          SEC File No.: 811-6720

                                OPPORTUNITY FUND
                                  CAPITAL FUND
                     FUNDS OF THE MEEDER ADVISOR FUNDS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                              ______________, 2002

This Statement is not a prospectus but should be read in conjunction with the Meeder Advisor Funds' Opportunity Fund and Capital Fund current Prospectus (dated ________, 2002). Please retain this document for future reference. To obtain an additional copy of the Prospectus, please call Mutual Funds Service Co. at 1-800-494-3539. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

     TABLE OF CONTENTS                                    PAGE

Description of the Trust
Investment Policies and Related Matters
Investment Restrictions
Portfolio Transactions
Valuation of Portfolio Securities
Performance
Additional Purchase and Redemption Information
Distributions and Taxes
Investment Adviser and Manager
Investment Subadviser
Trustees and Officers
The Distributor
Contracts With Companies Affiliated With Manager
Additional Information
Financial Statements

INVESTMENT ADVISER                      INVESTMENT SUBADVISER
------------------                      ---------------------
Meeder Asset Management, Inc.           Norwich Union Investment Management
                                          Limited

DISTRIBUTOR                             TRANSFER AGENT
-----------                             --------------
Adviser Dealer Services, Inc.           Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST
                            ------------------------

     BACKGROUND. The Meeder Advisor Funds (the "Trust"), formerly known as The Flex-Partners, was organized as a Massachusetts business trust on June 22, 1992. All of the Trust's constituent funds are diversified open-end management companies. The Trust's offices are at 6000 Memorial Drive, Dublin, OH 43017. The business and affairs of the Trust are under the direction of its Board of Trustees.

     The Trust has retained the services of Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., as investment adviser.

     The assets of the Trust received for the issue or sale of the shares of the Funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Funds and constitute the underlying assets of the Funds. The underlying assets of the Funds are segregated on the books of account, and are to be charged with the liabilities with respect to the Funds and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given Fund, or which are general or allocable to each of the Funds. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of such Fund available for distribution.

     As stated in "Investment Policies and Related Matters", except as otherwise expressly provided herein, the Funds' investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of the Funds, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Funds, see "Investment Adviser and Manager" and "Trustees and Officers."

     SHARES OF BENEFICIAL INTEREST. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing funds and to create additional funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each fund of the Trust will issue its own series of shares of beneficial interest. The shares of each fund represent an interest only in that fund's assets (and profits or losses) and in the event of liquidation, each share of a particular fund would have the same rights to dividends and assets as every other share of that fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular fund would make the Plan effective as to that fund, whether or not it had been approved by the shareholders of the other funds.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the fund will continue indefinitely.

     TRUSTEE LIABILITY. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     VOTING RIGHTS. When matters are submitted for shareholder vote, shareholders of each fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a fund is required on any matter affecting the fund on which shareholders are entitled to vote. Shareholders of one fund are not entitled to vote on a matter that does not affect that fund but that does require a separate vote of any other fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

                     INVESTMENT POLICIES AND RELATED MATTERS
                     ---------------------------------------

     This section of the Statement of Additional Information contains more information on the types of securities in which the Funds may invest and the investment strategies that the Funds may use, including securities and strategies not discussed in the

Prospectus. Unless, otherwise noted, investment strategies used by the Funds may be changed without the approval of shareholders.

COMMON AND PREFERRED STOCKS

     Each Fund principally invests in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

 CONVERTIBLE SECURITIES

     Each Fund may invest in debt or preferred stock convertible into or exchangeable for common stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

MEDIAN MARKET CAPITALIZATION

     As discussed in the prospectus, each Fund intends to maintain its median market capitalization within a certain range or above or below a specified amount. There is no assurance that the Funds' median market capitalizations will always remain within the designated ranges (or above or below the specified amount) in light of constantly fluctuating market conditions and the performance of the stocks held in the Funds' portfolios.

     Market capitalization is a measure of a company's relative size and is calculated by multiplying the number of outstanding shares of a company by the market price of those shares. Half of a portfolio's assets are invested in securities of companies with market capitalizations larger than the median market capitalization of the portfolio, and half are invested in the securities of companies with market capitalizations smaller than the median. For example, in a portfolio of nine securities with market capitalizations of $1 billion, $1.5 billion, $2 billion, $3 billion, $5 billion, $8 billion, $8 billion, $8.75 billion and $9 billion, the median market capitalization of this portfolio would be $5 billion because half of the portfolio securities have market capitalizations that are smaller than the median and half have market capitalizations that are larger than the median. Median market capitalization is used as a measure of the average market capitalization of a portfolio and is sometimes used in the mutual fund industry to categorize a fund as

"small cap," "mid cap" or "large cap." The Funds consider small cap portfolios to have median market capitalizations of less than $3 billion, mid cap portfolios to have median market capitalizations of $3 billion to $5 billion and large cap portfolios to have median market capitalizations of more than $5 billion.

WARRANTS OR RIGHTS

     Warrants or rights may be acquired by each Fund in connection with other securities or separately. A warrant is essentially a long-term (in excess of one year) option that conveys to the holder the privilege of buying a stated number of shares of common stock at a specified price any time during the life of the warrant (generally two or more years). It is typically attached to a bond or preferred stock issue, with the intent to lower the cost of capital for the issuing firm or make an issue more attractive to investors.

SHORT-TERM MONEY MARKET INSTRUMENTS

     Each Fund may invest funds awaiting investment or held as reserves, or for temporary defensive purposes, in commercial paper, obligations of banks or the U.S. Government and other high quality, short-term debt instruments. Short-term money-market instruments in which each Fund may invest include (i) short-term U.S. Government securities and short-term obligations of foreign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, U.S. and foreign banks,
(iii) commercial paper of U.S. or foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody's or comparably rated by another nationally recognized rating agency, or, if not rated, determined by the Subadviser to be of comparable quality and (iv) repurchase agreements relating to the foregoing.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

     Each Fund may invest in certificates of deposits. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

LETTERS OF CREDIT

     Commercial paper and other short-term obligations may be backed by irrevocable letters of credit issued by banks that assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks, the securities of which, in the opinion of Advisers, are of investment quality comparable to other permitted investments of such Fund, may be used for letter of credit-backed investments.

COMMERCIAL PAPER

     The Funds may invest without limitation in commercial paper issued by U.S. corporations or affiliated foreign corporations and rated (or guaranteed by a company whose commercial paper is rated) at the date of investment Prime-2 or higher by Moody's or A-2 or higher by S&P, or comparably rated by another nationally recognized rating agency, or, if not rated, issued by a corporation having an outstanding debt issue rated A or better by Moody's or S&P, or comparably rated by another nationally recognized rating agency, and, if issued by an affiliated foreign corporation, such commercial paper (not to exceed in the aggregate 20% of each Fund's net assets) is U.S. dollar denominated and not subject at the time of purchase to foreign tax withholding.

EXTENDIBLE NOTES

     Each Fund may invest in extendible notes. An extendible note is a debt arrangement under which the holder, at its option, may require the issuer, typically a financial or an industrial concern, to repurchase the note for a predetermined fixed price at one or more times prior to the ultimate maturity date of the note. Typically, an extendible note is issued at an interest rate that can be adjusted at fixed times throughout its term. At the same time as the interest rate is adjusted by the issuer, the holder of the note is typically given the option to "put" the note back to the issuer at a predetermined price, e.g., at 100% of the outstanding principal amount plus unpaid accrued interest, if the extended interest rate is undesirable to the holder. This option to put the note back to the issuer, i.e., to require the issuer to repurchase the note, provides the holder with an optional maturity date that is shorter than the actual maturity date of the note.

     Extendible notes are typically issued with maturity dates in excess of 397 days from the date of issuance. If such extendible notes provide for an optional maturity date of 397 days or less, however, then such notes are deemed by the Funds to have been issued for the shorter optional maturity date. Investment in extendible notes is not expected to have a material impact on the effective portfolio maturities of the Funds.

     An investment in an extendible note is liquid, and the note may be resold to another investor prior to its optional maturity date at its market value. The market value of an extendible note with a given optional maturity date is determined and fluctuates in a similar manner to the market value of a fixed maturity note with a maturity equivalent to the optional maturity of the extendible note. Compared to fixed-term notes of the same issuer, however, extendible notes with equivalent optional maturities generally yield higher returns without a material increase in risk to the Fund buying them.

     The creditworthiness of the issuers of the extendible notes is monitored and rated by Moody's and by S&P, and investments by the Funds in such extendible notes are restricted to notes with the same investment ratings as are acceptable to the Funds with respect to other forms of investment. The creditworthiness of such issuers is also monitored by the Subadviser.

FLOATING AND VARIABLE RATE INSTRUMENTS

     Some of the debt obligations that the Funds may purchase have floating or variable rates of interest. Such obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The Subadviser monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument can be affected by events occurring between the date such Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Fund's custodian, subject to a sub-custodian agreement approved by the Fund between the bank and the Fund's custodian.

     The floating and variable rate obligations that the Funds may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that such Fund's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restrictions pertaining to investments in illiquid securities.

VARIABLE AMOUNT MASTER DEMAND NOTES

     Each Fund may invest in variable amount master demand notes. Variable amount master demand notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. They allow the investment of fluctuating amounts by a Fund at varying market rates of interest pursuant to arrangements between the Fund and a financial institution that has lent money to a borrower. Variable amount master demand notes permit a series of short-term borrowings under a single note. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. Such notes provide that the interest rate on the amount outstanding varies on a daily basis depending upon a stated short-term interest rate barometer. The Subadviser will monitor the creditworthiness of the borrower throughout the term of the variable master demand note. It is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender shall not sell or otherwise transfer the note without the borrower's consent. Thus, variable amount master demand notes may under certain circumstances be deemed illiquid assets. However, such notes will not be considered illiquid where the Fund has a same day withdrawal option, i.e., where it has the unconditional right to demand and receive payment in full of the principal amount then outstanding together with interest to the date of payment.

U.S. GOVERNMENT SECURITIES

     Each Fund may invest in a variety of securities issued or guaranteed by the U.S. Government, which differ in their interest rates, maturities and dates of issuance. These securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies or instrumentalities. U.S. Treasury obligations include U.S. Treasury bills (initial maturities of one year or less), U.S. Treasury notes (initial maturities of one to 10 years), and U.S. Treasury bonds (generally having initial maturities of greater than 10 years), all of which are backed by the full faith and credit of the United States. In addition to U.S. Treasury obligations, the Funds may invest in the following securities issued or guaranteed by U.S. government agencies or instrumentalities: (1) obligations backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; (2) obligations supported by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the United States Postal Service; and (3) obligations backed by the credit of the issuer itself, such as securities of the Student Loan Marketing Association, Federal Home Loan Bank or Federal National Mortgage Association. U.S. government securities are backed by the full faith and credit of the U.S. government or guaranteed by the issuing agency or instrumentality and, therefore, there is generally considered to be little or no risk as to the issuer's capacity to pay interest and repay principal. Nevertheless, due to fluctuations in interest rates there is no guarantee as to the market value of U.S. government securities.

     U.S. Treasury Inflation-Protection Securities. U.S. government securities in which the Funds may invest include U.S. Treasury inflation-protection securities. Inflation-protection securities are a type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities are auctioned and issued on a quarterly basis on the 15th of January, April, July and October. They are currently issued as 10-year notes (other maturities may be added in the future). The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

     The value of the principal is adjusted for inflation, and every six months the security pays interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

     The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

     Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

     The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

     Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

     Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

MUNICIPAL SECURITIES

     Each Fund may invest not more than 20% of its total assets in municipal securities, such as municipal bonds and other debt obligations, when such securities appear to offer more attractive returns than taxable securities. These municipal bonds and debt obligations are issued by the states and by their local special-purpose political subdivisions. The term "municipal bonds" includes short-term municipal notes and other commercial paper issued by the states and their political subdivisions. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company that uses or operates the facilities.

MORTGAGE-RELATED SECURITIES

     Each Fund, although having no current intention of doing so, may also invest in mortgage-related securities. Mortgage-related securities are securities that, directly or indirectly, represent a participation in (or are secured by and payable from) mortgage loans on real property. Mortgage-related securities may represent the right to receive both principal and interest payments on underlying mortgages or may represent the right to receive varying proportions of such payments. One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. Another type of mortgage-related security includes debt securities that are secured, directly or indirectly, by mortgages on commercial or residential real estate.

     Mortgage-related securities provide a monthly payment, which consists of both an interest and a principal payment, which is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred. Some certificates (such as those issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

     A major governmental guarantor of pass-through certificates is the Government National Mortgage Association ("GNMA"). GNMA guarantees, with the full faith and credit of the U.S. government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental guarantors (but not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers.

     (i) GNMA Certificates. Certificates of the GNMA ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of the GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity.

     (ii) GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FmHA"), or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make any payments required under its guarantee.

     (iii)Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may affect the yield to shareholders because of the need to reinvest proceeds of the foreclosure.

          As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25- to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

     (iv) Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount, rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the applicable Fund would be reduced.

     (v) FHLMC Securities. "FHLMC" is a federally chartered corporation created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970. Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made or owed on the underlying pool. The FHLMC guarantees timely payment of interest on PCs and the ultimate payment of principal. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

     (vi) FNMA Securities. "FNMA" is a federally chartered and privately owned corporation which was established in 1938 to create a secondary market in mortgages insured by the FHA. It was originally established as a government agency and was transformed into a private corporation in 1968.

          FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made or owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA certificates and the full return of principal. Like

          GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of interest than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurers, and the mortgage poolers.

     The Subadviser expects that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Subadviser may, consistent with each Fund's investment objectives, policies, and restrictions, consider making investments in such new types of securities.

     Other types of mortgage-related securities include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located.

     Securities in this investment category include, among others, standard mortgage-backed bonds. Mortgage-backed bonds are secured by pools of mortgages, but, unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity.

     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. On the other hand, if interest rates increase, the value of mortgage-related securities generally will decrease, borrowers will be less likely to refinance, and the rate of prepayments will decline. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation, prevailing economic conditions or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

REAL ESTATE OR REAL ESTATE INVESTMENT TRUSTS

     Each Fund is authorized to invest in real estate investment trusts ("REITs"), real estate development and real estate operating companies and other real estate related businesses. The Funds presently intend that any REIT investments will be primarily in equity REITs, which are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on particular projects, such as apartment complexes or shopping centers, or geographic regions, such as the Southeastern United States, or both. Debt REITs invest in obligations secured by mortgages on real property or interests in real property.

     The Funds' investments in real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. In addition, REITs may not be diversified. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. Also, REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms.

ACCRUAL BONDS

     The Funds may invest in certain types of accrual bonds, including zero coupon obligations, payment-in-kind debentures and deferred payment securities. The holder of an accrual bond does not receive cash interest during the accrual period of the bond.

     ZERO COUPON OBLIGATIONS. The Funds may invest in zero coupon obligations of government and corporate issuers, including rights to "stripped" coupon and principal payments. Certain obligations are "stripped" of their coupons, and the rights to receive each coupon payment and the principal payment are sold as separate securities. Once separated, each coupon as well as the principal amount represents a different single-payment claim due from the issuer of the security. Each single-payment claim (coupon or principal) is equivalent to a zero coupon bond. A zero coupon security pays no interest to its holder during its life, and its value consists of the difference between its face value at maturity (the coupon or principal amount), if held to maturity, or its market price on the date of sale, if sold prior to maturity, and its acquisition price (the discounted "present value" of the payment to be received).

     Certain zero coupon obligations represent direct obligations of the issuer of the "stripped" coupon and principal payments. Other zero coupon obligations are securities issued by financial institutions which constitute a proportionate ownership of an underlying pool of stripped coupon or principal payments. The Funds may invest in either type of zero coupon obligation. The Funds' investment policies and restrictions applicable to corporate and government securities shall apply equally to the Funds' investments in zero coupon securities (including, for example, minimum corporate bond ratings).

     PAYMENT-IN-KIND   DEBENTURES.  A  payment-in-kind  debenture  ("PIK")  pays
interest in securities rather than cash. Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Funds at the time of the investment. A Fund's investment restrictions regarding corporate bond quality are applicable to investments in PIKs by such Fund as well as to the securities which may constitute interest payments on PIKs. While PIKs generate income for generally accepted accounting standards purposes, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Internal Revenue Code.

     DEFERRED PAYMENT SECURITIES. With deferred payment securities interest payments accrue on the security for a predetermined period of time. At the end of the period, the accumulated cash interest is paid to the holder of the security. Deferred payment securities are, similar to zero coupon bonds, issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.

FOREIGN SECURITIES

     Each Fund may invest up to 20% of total assets in securities of foreign governments and companies. Foreign securities are those issued outside the United States. A security is generally considered to be issued in a particular country if:

     - the issuer is organized under the laws of, and maintains a principal office in, that country;
     - the security is issued or guaranteed by the government of that country, or by its agencies or instrumentalities;
     -    at least 50% of the issuer's assets are located in that country;
     - the issuer derives 50% or more of its revenues from operations or sales in that country;
     - the principal securities trading market for the security is located in that country; or
     - the issuer is deemed to be of that particular country by a generally-accepted outside resource, such as Bloomberg or Interactive Data.

Domestic branches of foreign banks and foreign branches of domestic banks are deemed by the Subadviser to be domestic, not foreign, companies. For purposes of a Fund's policy to invest a certain percentage of its assets in foreign securities, investment in ADRs and GDRs are considered to be investments in the underlying securities.

     Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. The obligations of foreign issuers may be affected by political or economic instabilities. Financial information published by foreign companies may be less reliable or complete than information disclosed by domestic companies pursuant to U.S. Government securities laws, and may not have been prepared in accordance with generally accepted accounting principles. Fluctuations in exchange rates may affect the value of foreign securities not denominated in United States currency.

     Investing in foreign companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Funds may invest in securities denominated in currencies other than U.S. dollars, and since they may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized in the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balances of payments and other economic and financial conditions, government intervention, speculation, and other factors.

     Foreign securities held by the Funds may not be registered with, nor the issuers thereof subject to, reporting requirements of the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices, and requirements comparable to those applicable to domestic companies. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations of the removal of funds or other assets of the Funds, political or social instability, or domestic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payment positions.

     Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Funds of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on liquidity, the Funds will avoid investing in countries which are known to experience settlement delays which may expose the Funds to unreasonable risk of loss.

     The Funds will calculate their net asset values to complete orders to purchase, exchange, or redeem shares only on a Monday through Friday basis (excluding holidays on which the New York Stock Exchange is closed). A portion of a Fund's investment securities may be listed on foreign stock exchanges that may trade on other days (such as a Saturday). As a result, the Fund's net asset values may be affected by trading on days when a shareholder has no access to the Funds.

EMERGING MARKETS

     The Funds' investments in foreign securities may include securities issued by governments or companies in emerging market countries subject to the restrictions set forth above in "Foreign Securities." Many emerging market countries have experienced substantial or, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. In general, emerging markets tend to be in the less economically developed regions of the world, and are countries that have a lower degree of political stability, a high demand for capital investment, a high dependence on export markets for their major industries, a need to develop basic economic infrastructures, and rapid economic growth.

DEPOSITARY RECEIPTS

     Each Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of eligible European or Far Eastern Issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. For purposes of the Funds' investment policies, the Funds' investments in ADRs and GDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Fund held its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

YANKEE BONDS

     The Funds may invest in Yankee Bonds which are dollar-denominated bonds issued in the United States by foreign banks and corporations. These bonds pay semiannual interest and are registered with the Securities and Exchange Commission.

SECURITIES OF OTHER INVESTMENT COMPANIES

     The Funds may purchase the securities of open-end or closed-end investment companies if the purchase is in compliance with the 1940 Act. If a Fund invests in securities of other investment companies, the return on any such investment will be reduced by the operating expenses, including investment advisory and administrative fees, of such investment companies. (Such Fund indirectly absorbs its pro rata share of the other investment companies' expenses.) However, the Subadviser believes that at times the return and liquidity features of these securities will be more beneficial than other types of securities.

OPTIONS

     GENERALLY. Each Fund may:

     -    sell (write) covered call and secured put options; and
     -    purchase call and put options

on securities written by others. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

     For more information on the limitations that apply to the Funds' investment in options, see "Investment Strategies and Risk Considerations--Limitations on Investments in Options, Futures Contracts and Forward Contracts."

     USE OF OPTIONS. Put and call options may be used for a variety of purposes:

     - To Hedge. Options can be used to hedge against loss. For example, if a portfolio manager wishes to hedge a security that the manager owns against a decline in price, the manager may purchase a put option on the underlying security, i.e., purchase the right to sell the security to a third party at a stated price. If the underlying security then declines in price, the manager can exercise the put option, thus limiting the amount of the manager's loss resulting from the decline in price. Similarly, if the manager intends to purchase a security at some date in the future, the manager may purchase a call option on the security today in order to hedge against an increase in its price before the intended purchase date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

     - To Speculate. Options also can be used for speculative purposes. For example, if a portfolio manager believes that the price of stocks generally is going to rise, the manager may purchase a call option on a stock index, the components of which are unrelated to the stocks the manager holds in a Fund or intends to purchase. If the stock index appreciates sufficiently, the Fund will realize a gain. If the stock index falls, the Fund will lose the premium paid for the option plus related transaction costs.

     -    To increase  current income.  Finally,  a portfolio  manager may write covered call options or secured put options to increase current income. If the options expire unexercised, the Fund realizes additional current income equal to the difference between the amount of the price (premium) received for selling the option and the related transaction costs.

     WRITING CALL OPTIONS. When a Fund sells (writes) a call option, it gives a third party the right to purchase a security from the Fund at the exercise price for a stated period or on a stated date. A call option written by a Fund is "covered" if the Fund:

     - owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio; or

     - holds a call on the same security having the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained and segregated by the Fund in cash and other liquid assets. By writing covered call options, a Fund might lose the potential for gain on the underlying security if the option is exercised. However, the Subadviser believes that this technique is a relatively low-risk way to enhance a Fund's return. The Funds will not write "uncovered" call options.

     WRITING PUT OPTIONS. When a Fund sells (writes) a put option, it gives a third party the right to sell a security to the Fund at the exercise price for a stated period or on a stated date. A put option written by a Fund is "secured" if the Fund:

     - segregates cash or other liquid assets with a value equal to the exercise price of the put; or

     - holds a put on the same security having the same principal amount as the put written and the exercise price of the put held is (a) equal to or greater than the exercise price of the put written or (b) less than the exercise price of the put written if the difference is maintained and segregated by the Fund in cash and other liquid assets.

By writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise of the option. The Funds will not write "unsecured" put options.

     BUYING CALL OPTIONS. As a holder of a call option, a Fund has the option to buy the underlying security from the option writer at the exercise price at any time during the option period or on a stated date. If a Fund buys a call option, any loss will be limited to the premium paid for the call option and related transaction costs. A Fund may exercise the call option, permit it to expire, or sell it. By selling the call option, the Fund eliminates its position.

     A Fund may buy call options on securities that it intends to purchase to limit the risk of a substantial increase in the market price of the security. A Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold which eliminates the Fund's position. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

     BUYING PUT OPTIONS. As the holder of a put option, a Fund has the option to sell the underlying security at the exercise price at any time during the option period or on a stated date. If a Fund buys a put option, any loss will be limited to the premium paid for the put option and related transaction costs. A Fund may exercise the put option, permit it to expire, or sell it. By selling the put option, the Fund eliminates its position.

     A Fund may buy a put option on an underlying security owned by the Fund (a "protective put") as a hedging technique to protect against an anticipated decline in the value of the security. This hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security due to tax considerations. The premium paid for the put option and related transaction costs would reduce any gain realized when the underlying security is eventually sold.

     A Fund may also buy put options at a time when the Fund does not own the underlying security. By buying put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose some or all of the premium it paid to purchase the put option. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

     OPTIONS ON FINANCIAL INDICES. Each Fund may:

     - sell (write) covered call options and secured put options on financial indices; and

     -    purchase call and put options on financial indices.

     In contrast to an option on a security, an option on a financial index provides the holder with the option to receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of the cash settlement is generally equal to:

     - - the difference between the closing price of the index and the exercise price of the option, multiplied by

     - -  a fixed "index multiplier".

     Thus, unlike an option on a particular security, all settlements are in cash, and gain or loss depends on price movements in the financial market generally (or in a particular industry or segment of the market) rather than price movements in an individual security.

     Covered Call Options on Financial Indices. A call option written on a financial index is "covered" if the Fund:

     - holds a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index; or

         - holds a call on the same index and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or
              (b) greater than the exercise price of the call written if the difference is maintained and segregated by the Fund in cash and other liquid assets.

     The Funds will not write "uncovered" call options on financial indices.

     SECURED PUT OPTIONS ON FINANCIAL INDICES. A Fund may also "secure" put options on financial indices by:

     - holding a put on the same index and in the same principal amount as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written or (b) less than the exercise price of the put written if the difference is maintained and segregated by the Fund in cash and other liquid assets; or

     - segregating cash or other liquid assets in an amount equal to the exercise price of the option. The Funds will not write "unsecured" put options on market indices. Additional information about options is contained in Appendix A.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     Each Fund may enter into stock index futures contracts for hedging purposes. Each Fund may enter into interest rate futures contracts for hedging purposes. Each Fund may also enter into foreign currency futures contracts. Interest rate futures contracts, stock index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts."

     Purchases or sales of stock index futures contracts are used to attempt to protect a Fund's current or intended stock investments from broad fluctuations in stock prices, and interest rate and foreign currency futures contracts are purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Fund's current or intended investments in fixed income or foreign securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general stock market decline, a general increase in interest rates, or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of Futures Contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general rise in the stock market, a general decline in interest rates, or a rise in the dollar value of foreign currencies, may be offset, in whole or in part, by gains on Futures Contracts purchased by a Fund. A Fund will incur brokerage fees when it purchases and sells Futures Contracts, and it will be required to make and maintain margin deposits.

     OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and write options on interest rate futures contracts for hedging purposes. Each Fund may purchase and write options on stock index futures contracts and may purchase and write options on foreign currency futures contracts for hedging purposes. Options on interest rate futures contracts, options on stock index futures contracts, and options on foreign currency futures contracts are collectively referred to as "Options on Futures Contracts."

     Put and call options on Futures Contracts may be traded by the Funds in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of Options on Futures Contracts may present less risk in hedging the portfolios of the Funds than the purchase or sale of the underlying Futures Contracts since the potential loss is limited to the amount of the premium plus related transaction costs. The writing of such options, however, does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received, and, if an option is exercised, a Fund may suffer a loss on the transaction.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS

     Each Fund may purchase or sell foreign currency forward exchange contracts ("forward contracts") to attempt to minimize the risk from adverse changes in the relationship between the various currencies in which each Fund invests. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date. The contract is individually negotiated and privately traded by currency traders and their customers. Each Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the price of the security ("transaction hedge") in a particular currency. Additionally, when a Fund believes that a foreign currency (for example, the British pound) may suffer a decline against any other currency or currencies in the Fund (for example, the U.S. dollar), it may enter into a forward sale contract to sell an amount of the foreign currency expected to decline (the British pound) that approximates the value of some or all of the Fund's investment securities denominated in such foreign currency (the British pound) (a "position hedge"). In such cases, a Fund also may enter into a forward sale contract to sell a foreign currency for a fixed amount in another currency (other than the U.S. dollar) where the Fund believes that the value of the currency to be sold pursuant to the forward sale contract will fall whenever there is a decline in the value of the currency (other than the U.S. dollar) in which certain portfolio securities of the Fund are denominated (a "cross-hedge").

     Under certain conditions, Securities and Exchange Commission (the "Commission") guidelines require investment companies to set aside cash or any security that is not considered illiquid in a segregated account to cover forward contracts. As required by Commission guidelines, any Fund that has the ability to enter into a forward contract for an essentially speculative purpose will, upon entering into such a transaction, segregate assets to cover such forward contracts. At the present time, no Fund may enter into speculative forward contracts. A speculative forward contract is one which, unlike the hedging situations defined above, does not have an underlying position in a security or securities. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes.

     Although forward contracts will be used primarily to protect the Funds from adverse currency movements, they also involve the risk that anticipated currency movements would not be accurately predicted.

     OPTIONS ON FOREIGN CURRENCIES. Each Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As in the case of other types of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or
purchased   by  a  Fund  are   traded  on  U.S.   and   foreign   exchanges   or
over-the-counter.

LIMITATIONS ON INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS

     The Funds will not enter into any options, futures or forward contract transactions if immediately thereafter the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by a Fund would exceed 5% of the value of such Fund's total assets. In addition, for each Fund, the aggregate value of a Fund's assets covering, subject to, or committed to all options, futures, and forward contracts will not exceed 20% of the value of the total assets of the Fund. These two restrictions do not apply to securities purchased on a when-issued, delayed delivery, or forward commitment basis as described under "Delayed Delivery Transactions." However, each such Fund intends to limit its investment in futures during the coming year so that the aggregate value of the Fund's assets subject to futures contracts will not exceed 5% of the value of its net assets.

     To the extent that any Fund enters into futures contracts and options on futures contracts that are not for bona fide hedging purposes (as defined by the Commodity Futures Trading Commission), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS

     The use of options, futures contracts and forward contracts involves certain risks. For example, a lack of correlation between the index or instrument underlying an option or futures contract and the assets being hedged or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. A Fund also may enter into transactions in options on securities and indexes of securities for other than hedging purposes, which involves greater risk. There can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and a Fund may be required to maintain a position until exercise or expiration, which could result in losses. Other risks include dependence on Subadviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets, and movements in interest rates; imperfect correlation between movements in the price of options, futures contracts, or options thereon and movements in the price of the security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon are different from those needed to select the securities in which the Fund invests; lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; and the possible need to defer closing out certain options, futures contracts, and options thereon in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies.

     Transactions in options, futures contracts, options on futures contracts, and currency contracts may be entered into on United States exchanges regulated by the SEC or the Commodity Futures Trading Commission ("CFTC"), as well as in the over-the-counter market and on foreign exchanges. In addition, the securities underlying options and futures contracts may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S. markets.

REGULATORY RESTRICTIONS

     To the extent required to comply with Securities and Exchange Commission Release No. 10666, when purchasing a futures contract, writing a put option, or entering into a delayed delivery purchase, the Funds will each maintain in a segregated account cash or any security that is not considered restricted or illiquid equal to the value of such contracts. To the extent required to comply with CFTC Regulation 4.5 and thereby avoid "commodity pool operator" status, the Funds will enter into futures contracts options thereon only (a) for "bona fide hedging purposes" (as defined in CFTC regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. The Funds will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which each Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements. A repurchase agreement is a short-term instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at a mutually agreed upon date, interest rate, and price. Generally, repurchase agreements are of short duration, usually less than a week, but on occasion for longer periods of time. Fund investments in repurchase agreements with a maturity of more than seven days are subject to the Funds' limitations regarding restricted and illiquid securities.

     In investing in repurchase agreements, a Fund's risk is limited to the ability of such bank or securities dealer to pay the agreed upon amount at the maturity of the repurchase agreement. In the opinion of management, such risk is not material; if the other party defaults, the underlying security constitutes collateral for the obligation to pay--although the Fund may incur certain delays in obtaining direct ownership of the collateral, plus costs in liquidating the collateral. In the event a bank or securities dealer defaults on the repurchase agreement, management believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection (as defined in the federal Bankruptcy Code) for its interest in such securities. To the extent that proceeds from any sale upon a default were less than the repurchase price, however, the Fund could suffer a loss. If the Fund owns underlying securities following a default on the repurchase agreement, the Fund will be subject to risk associated with changes in the market value of such securities. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities may be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is in an amount at least equal to the repurchase price plus accrued interest).

DELAYED DELIVERY TRANSACTIONS

     Each Fund may purchase securities on a "when issued" or delayed delivery basis and purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. As to each such Fund, no more than 20% of its net assets may be invested in when-issued, delayed delivery or forward commitment transactions, and of such 20%, no more than 10% of net assets may be invested in such transactions without the intention of actually acquiring securities, i.e., dollar rolls. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash, U.S. Government securities or any security that is not considered restricted or illiquid at least equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

     The use of when-issued transactions and forward commitments enables the Funds to hedge against anticipated changes in interest rates and prices. The Funds may also enter into such transactions to generate incremental income. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable or unwilling to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee.

     The purchase of securities on a when-issued, delayed delivery, or forward commitment basis exposes the Funds to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued, delayed delivery, or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. These risks could result in increased volatility of a Fund's net asset value to the extent that the Fund purchases securities on a when-issued, delayed delivery, or forward commitment basis while remaining substantially fully invested. There is also a risk that the securities may not be delivered or that a Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account.

DOLLAR ROLLS

     In connection with their ability to purchase securities on a when-issued or forward commitment basis, each Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. Each Fund will hold and maintain in a segregated account until the settlement date cash, government securities or liquid high-grade debt securities in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Subadviser's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by a Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

LENDING OF PORTFOLIO SECURITIES

     Consistent with applicable regulatory requirements, each Fund may lend its portfolio securities. Such loans, which will be made principally to broker-dealers, are callable at any time and are continuously secured by collateral (cash, U.S. government securities, certificates of deposit, or other high-grade, short-term obligations or interest-bearing cash equivalents) equal to no less than the market value, determined daily, of the securities loaned. Such Funds will receive amounts equal to dividends or interest on the securities loaned. These Funds will also earn income for having made the loan. Currently applicable regulatory requirements limit such lending to not more than 33 1/3% of the value of each such Fund's total assets (for each such Fund, total assets include the amount lent as well as the collateral securing such loans). Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on such Fund's investment in the securities loaned.

     The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Subadviser to be of good standing and will not be made unless, in the judgment of the Subadviser, the consideration to be earned from such loans would justify the risk.

RESTRICTED AND ILLIQUID SECURITIES

     Each Fund may invest up to 15% of its net assets in illiquid securities. A security is considered illiquid if it cannot be sold in the ordinary course of business within seven days at approximately the price at which it is valued. Illiquid securities may offer a higher yield than securities, which are more readily marketable, but they may not always be marketable on advantageous terms.

     The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Fund may be restricted in its ability to sell such securities at a time when Advisers deems it advisable to do so. In addition, in order to meet redemption requests, a Fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

     Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid, since they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. In 1990, however, the SEC adopted Rule 144A under the 1933 Act, which provides a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers," as defined in the rule. The result of this rule has been the development of a more liquid and efficient institutional resale market for restricted securities. Thus, restricted securities are no longer necessarily illiquid. The Funds may therefore invest in Rule 144A securities and treat them as liquid when they have been determined to be liquid by the Board of Directors or its delegate subject to the oversight of and pursuant to procedures adopted by the Board of Directors. Under these procedures, factors taken into account in determining the liquidity of a security include: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Similar determinations may be made with respect to commercial paper issued in reliance on the so-called "private placement" exemption from registration under Section 4(2) of the 1933 Act and interest-only and principal-only classes of mortgage-related securities issued by the U.S. government or its agencies or instrumentalities.

BORROWINGS

     Each Fund may borrow money to the extent set forth below under "Investment Restrictions." None of the Funds will borrow for leverage purposes. Interest paid on borrowings will decrease the net earnings of a Fund and will not be available for investment.

SEGREGATED ACCOUNTS

     To comply with the 1940 Act, a Fund engaging in certain transactions involving options, futures, reverse repurchase agreements, delayed delivery and forward contracts on foreign currencies will "cover" its positions by establishing a segregated account. These segregated accounts will be established and maintained with the Funds' custodian and will contain only liquid assets such as cash, or any security that is not considered restricted or illiquid.

SHORT SALES AGAINST THE BOX

     Each Fund may sell a security short to the extent such Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any additional consideration. Such a short sale is referred to as a short sale "against the box." If a Fund enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining and closing short sales against the box.

RATINGS

     After purchase by any Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. To the extent the ratings may change as a result of changes in the rating organizations or the rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and the Statement of Additional Information. The ratings of Standard & Poor's Ratings Services and Moody's Investors Service, Inc. are described in Appendix B attached hereto.

PORTFOLIO TURNOVER
------------------

     The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales by such Fund of investment securities for the particular fiscal year by the monthly average value of investment securities owned by the Fund during the same fiscal year. Investment securities for purposes of this calculation do not include securities with a maturity date less than twelve months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of investment securities for a particular year were equal to the average monthly value of the investment securities owned during such year.

                             INVESTMENT RESTRICTIONS
                             -----------------------

     Each Fund's investment objective and, except as otherwise noted, the policies by which each Fund seeks to achieve its objective, may be changed without the approval of shareholders. No changes are contemplated at this time, but a change in investment objective or policies could result in a Fund no longer being appropriate for an investor.

     Each Fund is subject to certain investment restrictions, which are set forth below. Any investment restriction that is denoted as "fundamental" may be changed only by the approval of a majority of a Fund's shareholders. In this situation, majority means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

     Any investment policy or restriction in the Prospectus or this Statement of Additional Information which involves a maximum percentage of securities or assets, except those dealing with borrowing, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

     The following investment restrictions are fundamental and may be changed only by the approval of shareholders. Neither Fund will:

     (1) Concentrate its investments, that is, invest more than 25% of the value of its assets in any particular industry.

     (2) Purchase or sell physical commodities (such as grains, livestock, etc.) or futures or options contracts thereon; however, it may purchase or sell any forms of financial instruments or contracts that might be deemed commodities.

     (3) Invest directly in real estate or interests in real estate; however, the Fund may invest in interests in real estate investment trusts, debt securities secured by real estate or interests therein, or debt or equity securities issued by companies which invest in real estate or interests therein.

     (4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

     (5) Purchase securities on margin or otherwise borrow money, except that the Fund, in accordance with its investment objectives and policies, may purchase securities on a when-issued, delayed delivery, or forward commitment basis, and may make margin deposits in connection with dealing in commodities or options thereon. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from a bank as a temporary measure to facilitate redemptions (but not for leveraging or investment) an amount that does not exceed 10% of the value of the Fund's total assets. Investment securities will not be purchased while outstanding borrowings (including "roll" transactions) exceed 5% of the value of the Fund's total assets.

     (6) Issue senior securities (as defined in the 1940 Act) other than as set forth in restriction (5) above concerning borrowing and except to the extent that using options and futures contracts or purchasing or selling securities on a when issued, delayed delivery, or forward commitment basis (including the entering into of roll transactions) may be deemed to constitute issuing a senior security.

     (7) Make loans to other persons, except that it may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of the Fund's total assets (including the amount lent) if such loans are secured by collateral at least equal to the market value of the securities lent, provided that such collateral shall be limited to cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit or other high-grade, short term obligations or interest-bearing cash equivalents. Loans shall not be deemed to include repurchase agreements or the purchase or acquisition of a portion of an issue of notes, bonds, debentures, or other debt securities, whether or not such purchase or acquisition is made upon the original issuance of the securities. ("Total assets" of the Fund includes the amount lent as well as the collateral securing such loans.)

     The following investment restrictions may be changed without shareholder approval. THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT EITHER FUND FROM INVESTING ALL OR PART OF ITS ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AS THE FUND. NEITHER FUND WILL:

     (1) Except as provided in the immediately preceding sentence, invest more than 5% of the value of its total assets in securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that the Fund shall not purchase or otherwise acquire more than 3% of the total outstanding voting stock of any other investment company.

     (2)  Invest more than 15% of its net assets in illiquid securities.

     (3)  Make short sales, except for sales "against the box."

     (4) Mortgage, pledge, or hypothecate its assets except to the extent necessary to secure permitted borrowings.

     (5) Purchase the securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any issuer to be held by the Fund.

     (6) Enter into any options, futures, or forward contract transactions if immediately thereafter (a) the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by the Fund would exceed 5% of the value of the total assets of the Fund or (b) the Fund's assets covering, subject to, or committed to all options, futures, and forward contracts would exceed 20% of the value of the total assets of the Fund. (This restriction does not apply to securities purchased on a when-issued, delayed delivery, or forward commitment basis.)

     (7)  Invest more than 20% of its assets in foreign securities.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by the Subadviser pursuant to authority contained in the investment subadvisory agreement. The Subadviser is also responsible for the placement of transaction orders for accounts for which they or their affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Subadviser consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Fund expenses.

     The Funds may execute portfolio transactions with broker-dealers who provide research and execution services to the Funds or other accounts over which the Subadviser or their affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Subadviser (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Subadviser investment staffs based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of the Funds may be useful to the Subadviser in rendering investment management services to a Fund or their other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of the Subadviser's clients may be useful to the Subadviser in carrying out their obligations to the Funds. The receipt of such research is not expected to reduce the Subadviser's normal independent research activities; however, it enables the Subadviser to avoid the additional expenses that could be incurred if the Subadviser tried to develop comparable information through their own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Funds to pay such higher commissions, the Subadviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Subadviser's overall responsibilities to the Funds and their other clients. In reaching this determination, the Subadviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Subadviser is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Flex-funds funds or Meeder Advisor Funds to the extent permitted by law.

     The Subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Subadviser under which the broker-dealer allocates a portion of the commissions paid by the Funds toward payment of the Funds' expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of the Trust periodically review the Subadviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

     From time to time, the Trustees of the Trust will review whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Funds on portfolio transactions is legally permissible and advisable.

     The Funds seek to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of the Trust intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Funds to seek such recapture.

     Although the Trustees and officers of the Trust are substantially the same as those of other portfolios managed by the Manager, investment decisions for the Funds are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one portfolio.

     When two or more portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Trustees of the Trust to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as the Funds' are concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds. It is the current opinion of the Trustees of the Trust that the desirability of retaining the Manager as investment adviser to the Funds outweigh any disadvantages that may be said to exist from exposure to simultaneous transactions.

     The Funds may effect transactions in their portfolio securities on securities exchanges on a non-exclusive basis through Adviser Dealer Services, Inc., the distributor of the Funds' shares and an affilaite of the Manager (the "Distributor"), in its capacity as a broker-dealer.

                        VALUATION OF PORTFOLIO SECURITIES
                        ---------------------------------

     Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Short-term securities less than 60 days to maturity are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

     This twofold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted, exchange, or over-the-counter prices.

     Securities and other assets for which there is no readily available market are valued in good faith by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the Funds if, in the opinion of the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

     Generally, the valuation of equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the New York Stock Exchange
(NYSE).

     The values of any such securities held by the Funds are determined as of such time for the purpose of computing the Funds' net asset value. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The Manager gathers all exchange rates daily at approximately 3:00 p.m. Eastern time using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by the Board of Trustees.

                                   PERFORMANCE
                                   -----------

     The Funds may quote its performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The Funds' share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

     TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value over the period. Average annual returns will be calculated by determining the growth or decline in value of a hypothetical historical investment in the Funds over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

     Total return is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P (1+T)^n = ERV
          P = initial investment of $1,000
          T = average annual total return
          n = Number of years
          ERV = ending redeemable value at the end of the base period

     In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically, or in a table, graph, or similar illustration.

     NET ASSET VALUE. Charts and graphs using the Funds' net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted net asset value includes any distributions paid by the Funds and reflects all elements of its return. Unless otherwise indicated, the Funds' adjusted net asset values are not adjusted for sales charges, if any.

     MOVING AVERAGES. The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing net asset value for a specified period. A short-term moving average is the average of each day's adjusted closing net asset value for a specified period. Moving Average Activity Indicators combine adjusted closing net asset values from the last business day of each week with moving averages for a specified period to produce indicators showing when a net asset value has crossed, stayed above, or stayed below its moving average.

     HISTORICAL FUND RESULTS. The Funds' performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and total return is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Funds's performance may be compared to mutual fund performance indices prepared by Lipper.

     From time to time, the Funds' performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Funds may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Meeder Advisor Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

     In advertising materials, the Trust may reference or discuss its products and services, which may include: other Meeder Advisor Funds; retirement investing; the effects of periodic investment plans and dollar; cost averaging; saving for college; and charitable giving. In addition, the Funds may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to Fund management, investment philosophy, and investment techniques. The Funds may also reprint, and use as advertising and sales literature, articles from Reflexions, a quarterly magazine provided free of charge to Meeder Advisor Funds shareholders.

     VOLATILITY. The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     MOMENTUM INDICATORS indicate the Funds' price movements over specific periods of time. Each point on the momentum indicator represents the Funds' percentage change in price movements over that period.

     The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax deferred investment would have an after tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

     The Funds are open for business and their net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2001: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed),
Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

     The Funds' net asset value is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Funds' NAV may be affected on days when investors do not have access to the Funds to purchase or redeem shares.

     Shareholders of the Funds will be able to exchange their shares for Class A shares of any mutual fund that is a series of the Meeder Advisor Funds (each a "Meeder Advisor Funds Fund"), and shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange, but a 1% contingent deferred sales charge may be payable upon the redemption of shares acquired as a result of the exchange, if the initial shares were purchased without an initial sales charge. The purchase date would be deemed to be the date of the initial purchase rather than the date of the exchange. Shareholders of The Flex-funds Money Market Fund who acquired such shares upon exchange of shares of the Fund may use the exchange privilege only to acquire Class A shares of a Meeder Advisor Funds Fund.

     Additional details about the exchange privilege and prospectuses for each of the Meeder Advisor Funds and The Flex-funds Money Market Fund are available from the Funds' Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice and any fund, including the Funds, or the Distributor has the right to reject any exchange application relating to such Fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Funds suspend the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the Funds to be acquired suspend the sale of shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, the Funds have notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Subadviser's judgment, the Funds would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases shares of the Funds concurrently with Class A shares of another series of the Trust, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "How to Buy Shares - Cumulative Quantity Discount" in the Prospectus.

     An eligible group of related Fund investors includes any combination of the following:

     (a)  an individual;

     (b)  the individual's spouse, their children and their parents;

     (c)  the individual's Individual Retirement Account (IRA);

     (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

     (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

     (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

     (g) one or more employee benefit plans of a company controlled by an individual.

     The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in retirement and group plans described below under "Meeder Advisor Funds Retirement Plans."

     RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of the shares of the Funds and Class A shares of other Meeder Advisor Funds to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day. See "How Net Asset Value is Determined" in the Prospectus. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in the retirement and group plans described below under "Meeder Advisor Funds Retirement Plans."

     LETTERS OF INTENTION. Reduced sales charges are also available to investors (or an eligible group of related investors) who enter into a written Letter of Intention providing for the purchase, within a thirteen-month period, of shares of the Funds and Class A shares of other Meeder Advisor Funds. All shares of the Funds and Class A shares of other Meeder Advisor Funds which were previously purchased and are still owned are also included in determining the applicable reduction. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Letters of Intention are not available to individual participants in retirement and group plans described below under "Meeder Advisor Funds Retirement Plans."

     A Letter of Intention permits a purchase to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Shares totaling 5% of the dollar amount of the Letter of Intention will be held by the Transfer Agent in escrow in the name of the purchaser. The effective date of a Letter of Intention may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intention goal.

     The Letter of Intention does not obligate the investor to purchase, nor the Funds to sell, the indicated amount. In the event the Letter of Intention goal is not achieved within the thirteen-month period, the purchaser is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Transfer Agent or, if not paid, the Transfer Agent will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase shares of the Funds pursuant to a Letter of Intention should carefully read such Letter of Intention.

     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Funds monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Funds. The investor's bank must be a member of the Automatic Clearing House System.

     Further information about these programs and an application form can be obtained from the Fund's Transfer Agent.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having shares of the Funds with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended). Except as otherwise provided in the Prospectus, to the extent such withdrawals exceed the current net asset value of reinvested dividends, they may be subject to the contingent deferred sales charge. See _______________________________ in the Prospectus.

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. See "Shareholder Investment

Account - Automatic Reinvestment of Dividends and/or Distributions" above. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to the purchase of shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

     REDEMPTIONS IN KIND. The Trust has reserved the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                             DISTRIBUTIONS AND TAXES

     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. The Funds' dividends, if any, are declared payable on a quarterly basis. In December, the Funds may distribute an additional ordinary income dividend (consisting of net short-term capital gains and undistributed income) in order to preserve its status as a registered investment company (mutual fund) under the Internal Revenue Code. Net long-term capital gains, if any, also are declared and distributed in December.

     Dividends paid by the Funds with respect to shares, to the extent any dividends are paid, will be calculated in the same manner at the same time, on the same day and will be in the same amount except that each class will bear its own distribution charges, resulting in lower dividends for shares.

     A portion of the Funds' dividends derived from certain U.S. government obligations may be exempt from state and local taxation. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     Long-term capital gains earned by the Funds on the sale of securities by the Funds and distributed to shareholders of the Funds are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term   capital  gains   distributed  by  the  Funds  are  taxable  to
shareholders as dividends, not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Transfer Agent may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Transfer Agent with alternate instructions.

     TAX STATUS OF THE FUNDS. The Trust files federal income tax returns for the Funds. A Fund is treated as a separate entity from the other funds of the Meeder Advisor Funds Trust for federal income tax purposes.

     Each Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the Fund level, each Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Funds, less expenses) and net realized capital gains within each calendar year as well as on a fiscal year basis. The Funds intend to comply with other tax rules applicable to regulated investment companies.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the Funds and their shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions. Investors should consult their tax advisers to determine whether the Funds are suitable to their particular tax situation.

                         INVESTMENT ADVISER AND MANAGER

     Meeder Asset Management, Inc. (the "Manager"), formerly known as R. Meeder & Associates, Inc., is the investment adviser and manager for, and has an Investment Advisory Contract with, the Funds.

     Pursuant to the Investment Advisory Contract, the Manager, subject to the supervision of the Funds' Board of Trustees and in conformity with the stated objective and policies of the Funds, has general oversight responsibility for the investment operations of the Funds. In connection therewith, the Manager is obligated to keep certain books and records of the Funds. The Manager also administers the Funds' corporate affairs, and in connection therewith, furnishes the Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Firstar Bank, N.A., the Funds' custodian and Mutual Funds Service Co., the Funds' transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of the Investment Advisory Contract and the Manager is free to, and does, render management services to others.

     The Investment Advisory Contract for the Funds was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Funds. The Investment Advisory Contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the interests in the Funds, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

     The Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by Majority Vote of the Funds, by the Trustees of the Funds, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities which are not readily attributable to a particular Fund are allocated among all of the Trust's funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from the Manager or Subadviser; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the percentage limitations of each shares' distribution and service plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     The expenses of the Funds include the compensation of the Trustees who are not affiliated with the Manager or Subadviser; registration fees; membership dues allocable to the Funds; fees and expenses of independent accountants, of legal counsel and of any transfer agent or accountant of the Funds; insurance premiums and other miscellaneous expenses.

     Expenses of the Funds also include all fees under its Accounting and Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions, fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager under the Investment Advisory Contract and other miscellaneous expenses.

     The Manager has contractually agreed to reimburse other expenses, during the period of time when the Fund has a single shareholder, to the extent necessary to maintain net fund operating expenses.

     Meeder Asset Management, Inc, formerly known as R. Meeder & Associates, Inc., was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its six subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Opportunities Management Co., a venture capital investor; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser and commodity pool operator; and Adviser Dealer Services, Inc., a broker-dealer.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; Thomas E. Line, Chief Operating Officer; Michael J. Sullivan, Vice President of Sales and Marketing, and Wesley F. Hoag, Vice President, Secretary and General Counsel. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust. Each of Messrs. Donald F. Meeder, Wesley F. Hoag, and Thomas E. Line is an officer of the Trust. Mr. Robert S. Meeder, Sr. is a director of the Distributor. Mr. Donald F. Meeder is an officer of the Distributor.

     The Manager and Subadviser may use their resources to pay expenses associated with the sale of the Funds' shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of the Funds' shares. However, the Funds do not pay the Manager or Subadviser any separate fees for this service.

                              INVESTMENT SUBADVISER
                              ---------------------

     Norwich Union Investment Management, L.L.C. serves as the Funds' subadviser. The Subadviser is a wholly-owned subsidiary of of CGNU plc, an international insurance and financial services organization that was formed as a result of the mergers of Commercial Union and General Accident in 1998 and Norwich Union in 2000. CGNU plc controls the Subadviser. The Investment Subadvisory Agreement provides that the Subadviser shall furnish investment advisory services in connection with the management of the Funds. The Funds and the Manager have entered into an Investment Subadvisory Agreement with the Subadviser selected for the Funds. Under the Investment Subadvisory Agreement, the Subadviser is required to (i) supervise the general management and investment of the assets and securities portfolio of the Funds; and (ii) provide overall investment programs and strategies for the Funds. The Subadviser is obligated to keep certain books and records of the Funds. The Manager continues to have responsibility for all investment advisory services pursuant to the Investment Advisory Agreement and supervises the Subadviser's performance of such services. Under the Investment Subadvisory Agreement, the Manager, not the Fund, pays the Subadviser an annual investment subadvisory fee, computed and paid monthly, in an amount equal to $100 for each Fund. However, after the Subadviser, in its sole discretion, gives the Manager written notice that it elects to charge the optional subadvisory fee schedule, the Manager will pay to the Subadviser an annual investment subadvisory fee, computed and paid monthly, in an amount equal to 100% of the investment advisory fees received by the Manager under its Investment Advisory Agreement with each Fund with regard to $10,000,000 of average net assets of the Fund, 30% of such advisory fees received by the Manager with regard to the next $10 million of average net assets of the Fund and 65% of such adviosry fees received by the Adviser with regard to average net assets of the Fund greater than $20,000,000.


     The Investment Subadvisory Agreement provides that the Subadviser will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except a loss resulting from misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty to the Funds by the Manager, the Trustees of the Funds or by the vote of a majority of the outstanding voting securities of the Funds upon not less than 30 days written notice. The Investment Subadvisory Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Investment Subadvisory Agreement was approved by the Board of Trustees of the Funds, including all of the Trustees who are not parties to the contract or "interested persons" of any such party, and by the investors in the Funds.

     [As of _______, 2002, ___________, an affiliate of the Subadviser, owned beneficially and of record ___% and ___% of the issued and outstanding shares of the Opportunity Fund and the Capital Fund, respectively. As a result, ____________ controls each of the Funds. Because of this control, _________ could prevent a change in the investment advisers or subadvisers of the Funds that is favored by other shareholders. _____________ could also cause a change in the investment advisers or subadvisers of the Funds that is opposed by other shareholders.]

                              TRUSTEES AND OFFICERS
                              ---------------------

     The Trust and the Funds are managed by their trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex, the Manager, the Subadviser or the Sector Advisers are indicated by an asterisk (*).

Name, Address and Age                  Position Held            Principal Occupation
---------------------                  -------------            --------------------
ROBERT S. MEEDER, SR.*+, 72            Trustee/President        Chairman of Meeder Asset Management,
                                                                Inc., an investment adviser; Chairman
                                                                and Director of Mutual Funds Service
                                                                Co., the Fund's transfer agent;
                                                                Director of Adviser Dealer Services,
                                                                Inc., the Fund's distributor.

MILTON S. BARTHOLOMEW, 72              Trustee                  Retired; formerly a practicing
1424 Clubview Boulevard, S.                                     attorney in Columbus, Ohio; member of
Worthington, OH  43235                                          each Fund's Audit Committee.

ROGER D. BLACKWELL, 60                 Trustee                  Professor of Marketing and Consumer
Blackwell Associates, Inc.                                      Behavior, The Ohio State University;
3380 Tremont Road                                               President of Blackwell Associates,
Columbus, OH  43221                                             Inc., a strategic consulting firm.

ROBERT S. MEEDER, JR.*+, 40            Trustee and              President of Meeder Asset Management,
                                       Vice President           Inc.

WALTER L. OGLE, 63                     Trustee                  Retired; former Executive Vice
500 Ocean Drive                                                 President of Aon Consulting, an
Juno Beach, FL  33408                                           employee benefits consulting group;
                                                                member of each Fund's Audit Committee.

CHARLES A. DONABEDIAN, 57              Trustee                  President, Winston Financial, Inc.,
Winston Financial, Inc.                                         which provides a variety of marketing
200 TechneCenter Drive, Suite 200                               and consulting services to investment
Milford, OH  45150                                              management companies; CEO, Winston
                                                                Advisors, Inc., an investment adviser;
                                                                member of each Fund's Audit Committee.

                                       47

JAMES W. DIDION, 69                    Trustee                  Retired; formerly Executive Vice
8781 Dunsinane Drive                                            President of Core Source, Inc., an
Dublin, OH  43017                                               employee benefit and Workers'
                                                                Compensation administration and
                                                                consulting firm (1991-1997).

JACK W. NICKLAUS II, 40                Trustee                  Designer, Nicklaus Design, a golf
11780 U.S. Highway #1                                           course design firm and division of The
North Palm Beach, FL 33408                                      Nicklaus Companies.

DONALD F. MEEDER*+, 61                 Assistant Secretary      Vice President of Meeder Asset
                                                                Management, Inc.; Secretary of Mutual
                                                                Funds Service Co., the Fund's transfer
                                                                agent; Secretary of Adviser Dealer
                                                                Services, Inc.

WESLEY F. HOAG*+, 44                   Vice President and       Vice President, Secretary and General
                                       Secretary                Counsel of Meeder Asset Management,
                                                                Inc. and Mutual Funds Service Co.
                                                                (since July 1993); Attorney, Porter,
                                                                Wright, Morris & Arthur, a law firm
                                                                (October 1984 to June 1993).

THOMAS E. LINE*+, 33                   Treasurer                President, Mutual Funds Service Co.,
                                                                the Fund's transfer agent, and Chief
                                                                Operating Officer, Meeder Asset
                                                                Management, Inc., the Funds'
                                                                investment adviser (since June 1998);
                                                                Vice President and Treasurer, BISYS
                                                                Fund Services (December 1996  to June
                                                                1998); Senior Manager - Financial
                                                                Services, KPMG, LLP (Sept. 1989 to
                                                                Dec. 1996).

                                       48

BRUCE E. MCKIBBEN*+, 31                Assistant Treasurer      Manager/Fund Accounting and Financial
                                                                Reporting, Mutual Funds Service Co.,
                                                                the Funds' transfer agent (since April
                                                                1997); Assistant Treasurer and
                                                                Manager/Fund Accounting, The Ohio
                                                                Company, a broker-dealer (April 1991
                                                                to April 1997).

* Interested  Person of the Trust (as defined in the  Investment  Company Act of
1940), The Flex-funds, and each Portfolio.

+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

     The following table shows the compensation paid by the Funds and the Fund Complex as a whole to the Trustees of the Funds and the Fund Complex during the fiscal year ended December 31, 2000.

                               COMPENSATION TABLE

                                               Pension or                        Total
                                               Retirement                        Compensation
                                               Benefits                          from
                              Aggregate        Accrued as       Estimated        Registrant and
                              Compensation     Part of          Annual           Fund Complex
                              from the         Portfolio        Benefits Upon    Paid to
Trustee                       Portfolio1       Expense          Retirement       Trustee1, 2
-------                       ----------       -------          ---------------  -----------
Robert S. Meeder, Sr.         None             None             None             None

Milton S. Bartholomew         $3,223           None             None             $19,762

Robert S. Meeder, Jr.         None             None             None             None

Walter L. Ogle                $3,196           None             None             $19,595

Roger A. Blackwell            $2,819           None             None             $16,762

Charles A. Donabedian         $3,468           None             None             $21,095

James Didion                  $3,292           None             None             $20,095

Jack W. Nicklaus II           $2,637           None             None             $15,762


1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2000, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $3,223, Roger A. Blackwell - $2,819, Charles A. Donabedian - $3,468, Jack W. Nicklaus II - $2,637, and Walter L. Ogle
- $3,196.

2 The Fund Complex consists of 19 investment companies.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for each of the seven Portfolios. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in each Portfolio based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.00025% of the amount of average net assets exceeding $1 billion. For the other four Portfolios, including the Portfolio, each Trustee is paid a fee of 0.00375% of the amount of each Portfolio's average net assets exceeding $15 million. Members of the Audit and Strategic Planning Committees for each of the Meeder Advisor Funds and The Flex-funds Trusts, and the Portfolios are paid $500 for each Committee meeting attended. Trustees fees for the Portfolio totaled $18,635 for the year ended December 31, 2000 ($16,038 in 1999). All other officers and Trustees serve without compensation from the Trust.

     The Trustees and officers of the Trust own, in the aggregate, less than 1% of each Fund's total outstanding shares.

     SALES CHARGE WAIVERS: The Manager, Subadviser or Distributor, and the directors, trustees, officers and full-time employees of the Funds, the Meeder Advisor Funds trust, the Manager, the Subadviser or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities, may purchase shares of the Funds at net asset value.

     The Trust, the Funds, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Funds. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Fund securities. The Code of Ethics for the Trust and the Funds also restricts personal investing practices of trustees of the Trust and the Funds who have knowledge about recent Fund trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Fund securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Funds in which the Fund invests.

                                 THE DISTRIBUTOR
                                 ---------------

     Adviser Dealer Services, Inc. (the "Distributor"), 6000 Memorial Drive, Dublin, Ohio 43017, acts as the distributor of the shares of the Funds. The Distributor is an affiliate of the Manager and a subsidiary of Meeder Financial, Inc.

     Pursuant to separate plans of distribution (collectively, the Plans) adopted by the Funds under Rule 12b-1 under the 1940 Act and an underwriting agreement (the Underwriting Agreement) the Distributor incurs the expenses of distributing the Funds' shares. See "Distribution Plans" in the Prospectus. Shares are sold at net asset value plus the applicable sales charge as shown in the table below. Shares also bear a Rule 12b-1 fee of 0.25% per year (paid to the Distributor, Adviser Dealer Services, Inc.) of their average net asset value. In addition, shares bear an asset based service fee of 0.25% per year. The sales charge on shares is allocated between the investment dealer and Adviser Dealer Services, Inc. as shown below:

                           AS A PERCENTAGE      AS A PERCENTAGE
                           OF OFFERING          OF NET ASSET
                           PRICE OF THE         VALUE OF THE          DEALER'S
                           SHARES               SHARES                SALES
AMOUNT INVESTED            PURCHASED            PURCHASED             CONCESSION
--------------------------------------------------------------------------------
Up to $50,000              5.75%                6.10%                 5.25%
$50,001 to $100,000        5.00%                5.26%                 4.50%
$100,001 to $249,999       3.75%                3.90%                 3.25%
$250,000 to $499,999       2.50%                2.56%                 2.00%
$500,000 to $999,999       2.00%                2.04%                 1.60%
$1,000,000 or more         none*                none*                 none*

* Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of shares purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The Distributor receives the proceeds of CDSCs paid by investors upon redemptions of shares.

     The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. Either Plan may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the relevant class of outstanding shares of the Fund. Neither Plan may be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders, as applicable, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Funds will not be contractually obligated to pay expenses incurred under either Plan if it is terminated or not continued. The Plans compensate the Distributor regardless of its expenses. Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the shares of the Funds by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Trustees who are not interested persons of the Funds shall be committed to the Trustees who are not interested persons of the Funds. Pursuant to the Underwriting Agreement, the Funds have agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act and the 1940 Act. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees.

              CONTRACTS WITH COMPANIES AFFILIATED WITH THE MANAGER
              ----------------------------------------------------

     Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides accounting, administrative, stock transfer, dividend disbursing, and shareholder services to the Funds. The minimum annual fee for accounting services for each Fund is $20,000. Subject to the applicable minimum fee, each Fund's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Funds' average net assets. Subject to a $4,000 annual minimum fee, each Fund will incur an annual fee, payable monthly, which will be the greater of $15 per shareholder account or 0.12% of the Funds' average net assets, payable monthly, for stock transfer and dividend disbursing services.

     Mutual Funds Service Co. also serves as Administrator to the Funds pursuant to an Administration Services Agreement. Services provided to the Funds include coordinating and monitoring any third party services to the Funds; providing the necessary personnel to perform administrative functions for the Funds; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Funds incur an annual fee, payable monthly, of .05% of the Funds' average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Funds.

                             ADDITIONAL INFORMATION
                             ----------------------

     CUSTODIAN. Firstar Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of the Funds. The custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The Funds may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

     AUDITORS. KPMG LLP, Two Nationwide Plaza, Columbus, Ohio 43215, serves as the Trust's independent auditors. The auditors audit financial statements for the Fund Complex and provide other assurance, tax, and related services.

                              FINANCIAL STATEMENTS
                              --------------------

     Not applicable.

                                     PART C

                                Other Information

Item 23.  Exhibits
          --------

     (a) Declaration of Trust (effective June 22, 1992) -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (b) By-laws of the Trust -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (c)       Not Applicable.

     (d)(1) Investment Advisory Agreement between the Opportunity Fund and Meeder Asset Management, Inc. dated _______________, 2002 is filed as Exhibit 23(d)(1) hereto.

        (2) Investment Advisory Agreement between the Capital Fund and Meeder Asset Management, Inc. dated ______________, 2002 is filed as
               Exhibit 23(d)(2) hereto.

        (3) Investment Subadvisory Agreement between Meeder Asset Management, Inc. and Norwich Union Investment Management Limited with respect to the Opportunity Fund dated _______________, 2002 is filed as
               Exhibit 23(d)(3) hereto.

        (4) Investment Subadvisory Agreement between Meeder Asset Management, Inc. and Norwich Union Investment Management Limited with respect to the Capital Fund dated _______________, 2002 is filed as
               Exhibit 23(d)(4) hereto.

     (e) Underwriting Agreement between the Trust and Adviser Dealer Services, Inc. and specimen dealer agreement between Adviser Dealer Services, Inc. and dealers -- filed as an exhibit to Registrant's Fifteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on June 18, 1997, which exhibit is incorporated herein by reference.

     (f) Deferred Compensation Plan for Independent Trustees -- filed as an exhibit to Registrant's Nineteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on March 2, 1999, which exhibit is incorporated herein by reference.

     (g)       Custodian Agreement between the Registrant and Firstar Bank, N.A.
               - filed as an exhibit to Registrant's First Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 12, 1993, which exhibit is incorporated herein by reference.

     (h)(1) Administrative Services Agreement between the Opportunity Fund and Mutual Funds Service Co. dated __________, 2002; Accounting Services Agreement between the Opportunity Fund and Mutual Funds Service Co. dated ____________, 2002; and Administration Agreement between the Opportunity Fund and Mutual Funds Service Co. dated ____________, 2002, are filed as Exhibit 23(h)(1)
               hereto.

        (2) Administrative Services Agreement between the Capital Fund and Mutual Funds Service Co. dated ___________, 2002; Accounting Services Agreement between the Capital Fund and Mutual Funds Service Co. dated ____________, 2002; and Administration Agreement between the Capital Fund and Mutual Funds Service Co. dated ____________, 2002 are filed as Exhibit 23(h)(2) hereto.

     (i)       Opinion and Consent of Counsel -- is to be filed herewith

     (j)       Not applicable.

     (k)       Not applicable.

     (l) Investment Representation Letter of Initial Shareholder filed as an exhibit to Registrant's Eighth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 29, 1995, which exhibit is incorporated herein by reference.

     (m)(1) Distribution Plan for the Sale of Shares of Meeder Advisor Funds Opportunity Fund is filed as Exhibit 23(m)(1) hereto.

        (2) Distribution Plan for the Sale of Shares of Meeder Advisor Funds Capital Fund is filed as Exhibit 23(m)(2) hereto.

     (n)       Not applicable.

     (o)       Not applicable.

     (p)(1) Code of Ethics of Muirfield Investors, Inc. and Meeder Asset Management, Inc. is filed -- filed as an exhibit to Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.

        (2) Code of Ethics of Norwich Union Investment Management, Inc. is to be filed herewith.

     (q) Powers of Attorney of Trustees of Registrant are incorporated by reference herein.

Item 24.  Persons controlled by or under Common Control with Registrant.
          --------------------------------------------------------------

           None.

Item 25.  Indemnification.
          ---------------

          Reference is made to Section 5.3 of the Declaration of Trust filed as an exhibit to the Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992. As provided therein, each Fund is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of each Fund, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Each Fund is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to in or not opposed to the best interest of each Fund, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, each Fund will comply with the provisions of Investment Company Act.

Item 26.  Business and Other Connections with Investment Adviser.
          ------------------------------------------------------

          Not applicable.

Item 27.  Principal Underwriters.
          ----------------------

          Not applicable.

          (b)                               Positions and      Positions and
               Name and Principal           Offices with       Offices with
               Business Address             Underwriter        Registrant
               ----------------             -----------        ----------

               Robert S. Meeder, Sr.*       Director           Trustee, Chairman

               Joseph A. Zarr*              President          None

               Wesley F. Hoag*              Secretary          Vice President,
                                                               Secretary

               Ronald C. Paul*              Treasurer          None


               *6000 Memorial Drive, Dublin, OH  43017

          (c)  Not Applicable

Item 28. Location of Accounts and Records.
         --------------------------------

          Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6000 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of Firstar Bank, N.A. at 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29.  Management Services.
          -------------------

          None.

Item 30.  Undertakings.
          ------------

          Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more directors, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin, and the State of Ohio on the 26th day of December, 2002.

                                        MEEDER ADVISOR FUNDS

                                        BY: /s/ Wesley F. Hoag
                                            ------------------------------------
                                            Wesley F. Hoag, Vice President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

December 26, 2002                            /s/ Wesley F. Hoag
----------------------------------           -----------------------------------
Date Signed                                  Wesley F. Hoag, Vice President


                         Pursuant to Powers of Attorney
                for Robert S. Meeder, Sr., Milton S. Bartholomew,
           Roger D. Blackwell, James W. Didion, Charles A. Donabedian,
                    Robert S. Meeder, Jr., Jack Nicklaus II,
                               and Walter L. Ogle
                        Trustees of Meeder Advisor Funds


December 26, 2002                            /s/ Wesley F. Hoag
----------------------------------           -----------------------------------
Date Signed                                  Wesley F. Hoag
                                             Executed by Wesley F. Hoag
                                             Pursuant to Powers of Attorney